UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09235

                        First Defined Portfolio Fund, LLC
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-765-8000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                     FOR THE SIX MONTHS ENDED JUNE 30, 2009

TABLE OF CONTENTS

                        FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2009

Shareholder Letter .......................................................    1
Market Overview ..........................................................    2
Performance Summaries and Portfolio Components ...........................    4
Understanding Your Fund Expenses .........................................   20
Portfolios of Investments ................................................   21
Statements of Assets and Liabilities .....................................   42
Statements of Operations .................................................   44
Statements of Changes in Net Assets ......................................   46
Statements of Changes in Net Assets - Membership Interest
   Activity ..............................................................   48
Financial Highlights .....................................................   50
Notes to Financial Statements ............................................   58
Additional Information ...................................................   64

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the First Defined Portfolio Fund, LLC (the "Registrant") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                         PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Portfolio (individually called a "Portfolio" and collectively the "Portfolios") of the Registrant will achieve its investment objective. Each Portfolio is subject to market risk, which is the possibility that the market values of securities owned by the Portfolio will decline and that the value of the Portfolio shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Portfolios. See "Risk Considerations" in the Notes to Financial Statements for a discussion of other risks of investing in the Registrant.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Membership Interests, when sold, may be worth more or less than their original cost.

                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about each Portfolio and presents data and analysis that provide insight into each Portfolio's performance and investment approach.

By reading the market overview and discussion of each Portfolio's performance by First Trust, the Registrant's investment advisor, you may obtain an understanding of how the market environment affected its performance. The statistical information that follows may help you understand a Portfolio's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of First Trust are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Portfolios are spelled out in the prospectus, the statement of additional information, this report, and other regulatory filings.

SHAREHOLDER LETTER

                        FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2009

Dear Shareholders:

2008 brought all sorts of challenges to investors. Throughout the year, the financial sector was plagued with failures in banking, insurance and brokerage firms. By year's end, after a meltdown in the credit markets, historically high levels of volatility in the stock market, and the resulting turmoil to the overall economy, the Dow Jones Industrial Average's (the "Dow") total return was -31.92% (as of 12/31/08). In fact, 2008 was the Dow's third worst calendar year since its inception in 1896. For the year, the negative total return performance of the Dow was surpassed only by 1931 and 1907, two years in which the U.S. was also enduring a major banking crisis. Of the thirty stocks in the Dow, only two were up in 2008. However, many economists believe the recession that began in December, 2007 ended in March, 2009. In fact, the Dow's total return from March 9 (the statistical end of the bear market) to June 30, 2009, was 30.30%. Of course, no one can predict that this trend will continue.

Yet, regardless of the market, First Trust Advisors L.P. ("First Trust") has always believed that in order to be successful in reaching your financial goals, you should be invested for the long term. A long-term investor understands that the market, from a historical perspective, has always experienced ups and downs. But history has shown that the patient investor is typically rewarded over the long term. While no one has the ability to predict when the markets will recover, we believe that staying invested in quality products and having a long-term perspective can help investors reach their financial goals.

The report you hold gives detailed information about eight Portfolios in the First Defined Portfolio Fund, LLC over the six-month period ended June 30, 2009. It contains a market recap and a performance analysis for the period. I encourage you to read this document and discuss it with your financial advisor.

First Trust is pleased to be a part of the investment solutions offered by Prudential Annuities Life Assurance Corporation, formerly known as American Skandia Life Assurance Corporation, and to give you current information about your investment. We value our relationship with you and appreciate the opportunity to assist you in achieving your financial goals.

Sincerely,


/s/ James A. Bowen
James A. Bowen
President of First Defined Portfolio
Fund, LLC

(PHOTO OF ROBERT F. CAREY)

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 22 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC and WBBM Radio and has been quoted by several publications, including THE WALL STREET JOURNAL, THE WALL STREET REPORTER, BLOOMBERG NEWS SERVICE, and REGISTERED REP.

                                 MARKET OVERVIEW

STATE OF THE ECONOMY

Perhaps the best way to characterize the current economic climate is to say that things are "less bad." The good news is less bad is a marked improvement over six months ago when the prevailing sentiment was teetering on dire. The government's monetary and fiscal initiatives, which we outlined in our last discussion, proved effective in backstopping the U.S. financial system. This was critical for the sake of the economy as well as the securities markets. Neither one tends to function very well when confidence levels are extremely low. The Conference Board's Consumer Confidence Index, for example, hit an all-time low of 25.30 in February 2009, but rebounded to 49.30 this past June. The all-time high was 144.70 in January 2000, which suggests that despite the huge rally in stocks off their March 9th lows there are still plenty of skeptics to convert.

A consensus among economists, however, has been building for months in favor of a second half economic recovery. In its July survey, the Blue Chip Economic Indicators found that 65.4% of the economists polled believe the National Bureau of Economic Research will declare the current recession, which began in December 2007, over in the third quarter. They are forecasting a gross domestic product ("GDP") growth rate of 1.0% (annualized) for the third quarter of 2009. Economists are looking for 2.0% growth in 2010, including a 3.0% growth rate in the fourth quarter of 2010. That represents a substantial turnaround from the previous four quarters (third quarter 2008-second quarter 2009) of GDP output, which ranged from -1.0% to -6.4%.

The capital markets were largely frozen from the second half of 2007 through most of the first quarter of 2009. The success of the aforementioned government initiatives, particularly the actions of the Federal Reserve, helped induce a much needed thawing process. Any economic recovery depends on the ability of corporations to secure capital to fund their operations. Statistics tracking new corporate bond issuance show they are able to do so. Corporations issued a record $903.0 billion worth of debt in the U.S. in the first half of 2009, according to Thomson Reuters. Global corporate bond issuance set a record as well with $1.791 trillion in sales, according to Standard & Poor's.

U.S. STOCKS AND BONDS

All of the major U.S. stock indices posted positive returns in the first half of 2009. The S&P 500 Index, S&P MidCap 400 Index and S&P SmallCap 600 Index were up 3.2%, 8.5%, and 0.7%, respectively, according to Bloomberg. Four of the 10 major sectors in the S&P 500 posted gains. All are cyclical in nature. The top-performing sector was Technology (+24.9%), while the poorest showing went to Telecommunications Services (-3.9%).

The VIX Volatility Index ("VIX"), which we noted at year-end for being excessively high, regressed back towards its mean over the first half of 2009. The VIX stood at 40.00 on 12/31/08. Over the past decade, the average reading for the VIX was 21.82, according to Bloomberg. We cited a prediction by Bespoke Investment Group that said if the VIX could manage to work its way down into the 30s we could see higher stock prices. Well, not only did it trend into the 30s, it closed June 2009 at 26.35. The S&P 500 posted a gain of 36.9% from its March 9th low through June 30.

In the U.S. bond market, the top-performing group by far was high-yield corporate bonds. The Barclays Capital U.S. Corporate High Yield Index posted a total return of 30.4%. The Barclays Capital U.S. Treasury: Intermediate Index posted the worst return, declining 2.4%. In 2008, Treasuries were the top-performing debt group, while high-yield corporate bonds ranked last. By swapping positions one can deduce that investors may be comfortable with the notion that an economic recovery is on the horizon.

                        FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT

FOREIGN STOCKS AND BONDS

Like the U.S., the best-performing areas of the overseas markets were those that carried the most inherent risk. The Barclays Capital Global Emerging Markets Index of debt securities rose 18.3% (USD) in the first half of 2009, while the MSCI Emerging Markets Index of stocks gained 35.7% (USD). The Barclays Capital Global Aggregate Index of higher quality debt returned 1.5% (USD), while the MSCI World Index (excluding the U.S.) of stocks from developed countries gained just 9.4% (USD). The U.S. dollar boosted returns a bit for U.S. investors by declining 2.1% against a basket of major currencies.

PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (UNAUDITED)

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                  JUNE 30, 2009

TARGET MANAGED VIP PORTFOLIO

Over the six months ended June 30, 2009, the Target Managed VIP Portfolio posted a total return of -4.52% versus 4.21% for the Russell 3000(R) Index over the same period. The NAV decreased from $7.08 to $6.76 during the period.

Of the Portfolio's 111 stocks, 43 advanced and 68 declined over the period. The top three performing stocks, by contribution to return, were Microsoft Corp.
(MSFT), Credit Suisse Group AG (ADS) (CS) and Deutsche Bank AG (DB). The worst-performing stocks, by percentage loss, were Amgen, Inc. (AMGN), General Electric Co. (GE) and Caterpillar, Inc. (CAT).

The financials sector was the biggest contributor to relative performance over the period due to an overweight position and outperformance. An underweight position in consumer staples stocks also contributed positively to the Portfolio's relative performance as the sector underperformed the overall market. Information technology stocks were the biggest detractors from relative performance due to both an underweight position and underperformance. The information technology sector was the top performing sector in the benchmark for the period. Health care, industrials and consumer discretionary stocks also hurt Portfolio performance due to poor stock selection.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Oct. 6, 1999-June 30, 2009

                               (PERFORMANCE GRAPH)

managed vip   dow jones   russell 3000 index
-----------   ---------   ------------------
   10000         10000           10000
    8040         10896         11261.9
    8620       10381.7           10420
    8190        9815.9         9228.74
    6470          8343         7240.81
    8730         10700            9500
    9800         11271           10631
   10510         11465           11285
   11750         13643           13068
   12830         14860           13755
    7080         10116            8624
    6760          9913            8987

RETURN COMPARISON                                    PERIODS ENDED JUNE 30, 2009

                                                             1 YEAR         5 YEAR           CUMULATIVE          AVERAGE ANNUAL
                                   INCEPTION  SIX MONTHS     ANNUAL     AVERAGE ANNUAL      TOTAL RETURN          TOTAL RETURN
                                      DATE      RETURN    TOTAL RETURN   TOTAL RETURN   (SINCE INCEPTION)(C)  (SINCE INCEPTION)(C)
                                   ---------  ----------  ------------  --------------  --------------------  --------------------
Target Managed VIP Portfolio        10/6/99     -4.52%       -38.38%        -5.20%            -32.40%                -3.94%
Dow Jones Industrial Avg.(SM) (a)               -2.01        -22.99         -1.68              -0.88                 -0.09
Russell 3000(R) Index (b)                        4.21        -26.55         -1.79             -10.13                 -1.10

(a) The Dow Jones Industrial Average(SM) is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

(b) The Russell 3000(R) Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This index represents approximately 98% of the investable U.S. equity market. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

(c) Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the Portfolio changed its name from the Dow(R) Target 5 Portfolio to the Target Managed VIP Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided for the periods prior to April 30, 2002, reflect the Portfolio's performance prior to the name change and the change of the primary investment strategy.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                  JUNE 30, 2009

TARGET MANAGED VIP PORTFOLIO (CONTINUED)

                               % OF TOTAL
TOP 10 HOLDINGS               INVESTMENTS
---------------               -----------
Amgen, Inc.                       8.8%
McDonald's Corp.                  8.4
Microsoft Corp.                   5.3
Johnson & Johnson                 4.2
Gilead Sciences, Inc.             3.9
Exxon Mobil Corp.                 3.1
AT&T, Inc.                        3.1
Caterpillar, Inc.                 2.6
General Electric Company          2.6
Credit Suisse Group AG, ADR       2.1
                                 ----
   Total                         44.1%
                                 ====

                              % OF TOTAL
SECTOR                        INVESTMENTS
------                        -----------
Health Care                       21.5%
Financials                        18.4
Consumer Discretionary            17.1
Industrials                       11.8
Energy                            10.9
Information Technology             9.4
Telecommunication Services         4.1
Consumer Staples                   3.8
Utilities                          1.6
Materials                          1.4
                                 -----
   Total                         100.0%
                                 =====

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                  JUNE 30, 2009

THE DOW(R) DART 10 PORTFOLIO

Over the six months ended June 30, 2009, The Dow(R) DART 10 Portfolio posted a total return of -9.61% versus -2.01% for the Dow Jones Industrial Average(SM) over the same period. The NAV decreased from $7.60 to $6.87 during the period.

Of the Portfolio's 10 stocks, 2 advanced and 8 declined over the period. The top three performing stocks, by contribution to return, were Bank of America Corp.
(BAC), Walt Disney Co. (DIS) and Home Depot Inc. (HD). The worst-performing stocks, by percentage loss, were General Electric Co. (GE), Caterpillar, Inc.
(CAT) and Exxon Mobil Corp. (XOM).

Bank of America (BAC) was the biggest contributor to Portfolio performance over the period covered by this report as the stock rebounded in the second quarter. Walt Disney (DIS) also added positively to returns. General Electric (GE) was the biggest drag on performance as the health of its finance unit was questioned. Caterpillar Inc (CAT) also hurt Portfolio performance as the stock fell amid concerns about the strength and timing of an economic recovery.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Oct. 6, 1999-June 30, 2009

                               (PERFORMANCE GRAPH)

dart 10    dow
-------  -------
 10000     10000
  9220     10896
 10020   10381.7
  8540   9815.91
  6980      8348
  8370     10700
  8690     11271
  8410     11465
 10560     13643
 10630     14860
  7600     10116
  6870      9913

RETURN COMPARISON                                    PERIODS ENDED JUNE 30, 2009

                                                             1 YEAR         5 YEAR          CUMULATIVE       AVERAGE ANNUAL
                                   INCEPTION  SIX MONTHS     ANNUAL     AVERAGE ANNUAL     TOTAL RETURN       TOTAL RETURN
                                      DATE      RETURN    TOTAL RETURN   TOTAL RETURN   (SINCE INCEPTION)  (SINCE INCEPTION)
                                   ---------  ----------  ------------  --------------  -----------------  -----------------
The Dow(R) DART 10 Portfolio        10/6/99     -9.61%       -24.67%        -3.17%           -31.30%             -3.78%
Dow Jones Industrial Avg.(SM) (a)               -2.01        -22.99         -1.68             -0.88              -0.09

(a) The Dow Jones Industrial Average(SM) is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                  JUNE 30, 2009

THE DOW(R) DART 10 PORTFOLIO (CONTINUED)

                              % OF TOTAL
TOP 10 HOLDINGS              INVESTMENTS
---------------              -----------
Walt Disney (The), Company       11.3%
Boeing (The), Company            11.2
Bank of America Corp.            10.9
Alcoa, Inc.                      10.5
Kraft Foods, Inc., Class A       10.4
McDonald's Corp.                 10.1
Exxon Mobil Corp.                 9.7
AT&T, Inc.                        9.6
Caterpillar, Inc.                 8.2
General Electric Company          8.1
                                -----
   Total                        100.0%
                                =====

                              % OF TOTAL
SECTOR                       INVESTMENTS
------                       -----------
Industrials                      27.5%
Consumer Discretionary           21.4
Financials                       10.9
Materials                        10.5
Consumer Staples                 10.4
Energy                            9.7
Telecommunication Services        9.6
                                -----
   Total                        100.0%
                                =====

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                  JUNE 30, 2009

THE DOW(R) TARGET DIVIDEND PORTFOLIO

Over the six months ended June 30, 2009, The Dow(R) Target Dividend Portfolio posted a total return of -18.83% versus -12.54% for the Dow Jones U.S. Select Dividend Index(SM) over the same period. The NAV decreased from $7.01 to $5.69 during the period.

Of the Portfolio's 20 stocks, 4 advanced and 16 declined over the period. The top three performing stocks, by contribution to return, were MeadWestvaco Corp.
(MWV), Eastman Chemical Co. (EMN) and NiSource, Inc. (NI). The worst-performing stocks, by percentage loss, were First Bancorp of Puerto Rico (FBP), Zions Bancorp (ZION) and Fulton Financial Corp. (FULT).

Materials posted the best relative returns over the period due to beneficial stock selection and an overweight position. Stock selection made utilities the second best-performing sector on a relative basis. The financial sector was the biggest detractor from performance due to an overweight position and underperformance relative to the benchmark. Industrials also hurt Portfolio returns due to an overweight position and relative underperformance for the first half of 2009.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                            May 2, 2005-June 30, 2009

                               (PERFORMANCE GRAPH)

Dow Target Dividend   Dow Jones Select    S&P
-------------------   ----------------   -----
       10000                10000        10000
        9870                10529        10879
       11660                12582        12597
       11790                11938        13289
        7010                 8240         8372
        5690                 7207         8639

RETURN COMPARISON                                    PERIODS ENDED JUNE 30, 2009

                                                                           1 YEAR          CUMULATIVE        AVERAGE ANNUAL
                                               INCEPTION   SIX MONTHS      ANNUAL         TOTAL RETURN        TOTAL RETURN
                                                  DATE       RETURNS    TOTAL RETURN   (SINCE INCEPTION)   (SINCE INCEPTION)
                                               ---------   ----------   ------------   -----------------   -----------------
The Dow(R) Target Dividend Portfolio             5/2/05      -18.83%       -34.07%          -43.10%             -12.66%
Dow Jones U.S. Select Dividend Index(SM) (a)                 -12.54        -23.19           -27.93               -7.56
S&P 500(R) Index (b)                                           3.16        -26.21           -13.61               -3.45

(a) The Dow Jones U.S. Select Dividend Index(SM) is comprised of 100 of the highest dividend-yielding securities (excluding REITs) in the Dow Jones U.S. Index.

(b) The S&P 500(R) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                  JUNE 30, 2009

THE DOW(R) TARGET DIVIDEND PORTFOLIO (CONTINUED)

                                         % OF TOTAL
TOP 10 HOLDINGS                         INVESTMENTS
---------------                         -----------
MeadWestvaco Corp.                          9.2%
Eastman Chemical Company                    7.5
Universal Corp.                             6.6
NiSource, Inc.                              6.4
TECO Energy, Inc.                           6.1
Sensient Technologies Corp.                 5.9
Pinnacle West Capital Corp.                 5.7
American Electric Power Company, Inc.       5.4
Timken (The), Company                       5.4
R.R. Donnelley & Sons Company               5.2
                                           ----
   Total                                   63.4%
                                           ====

                    % OF TOTAL
SECTOR             INVESTMENTS
------             -----------
Financials             27.3%
Utilities              23.6
Materials              22.6
Industrials            19.9
Consumer Staples        6.6
                      -----
   Total              100.0%
                      =====

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                  JUNE 30, 2009

GLOBAL DIVIDEND TARGET 15 PORTFOLIO

Over the six months ended June 30, 2009, the Global Dividend Target 15 Portfolio posted a total return of 10.87% versus 6.35% for the Morgan Stanley Capital International Developed Markets World Index over the same period. The NAV increased from $13.71 to $15.20 during the period.

Of the Portfolio's 15 stocks, 7 advanced and 8 declined over the period. The top three performing stocks, by contribution to return, were CITIC Pacific Ltd. (267
HK), Bank of East Asia Ltd. (23 HK) and BOC Hong Kong (Holdings) Ltd. (2388 HK). The worst-performing stocks, by percentage loss, were BT Group PLC (BT/A LN), ITV PLC (ITV LN) and General Electric Co. (GE).

Hong Kong stocks posted the best returns over the period covered, taking the top three spots when measured by contribution to return U.S. stocks were the worst performing as General Electric (GE), Pfizer (PFE) and Alcoa (AA) underperformed over the period. On a sector basis, the Portfolio's financial and technology holdings fared well, while the Portfolio's health care, materials and telecommunication services holdings lagged the market.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Oct. 6, 1999-June 30, 2009

                               (PERFORMANCE GRAPH)

target 15    MSCI
---------   -----
  10000     10000
   9710     11411
   9900      9908
   9660      8241
   8240      6602
  11050      8788
  13860     10081
  15270     11038
  21140     13256
  23960     14450
  13710      8567
  15200      9111

RETURN COMPARISON                                    PERIODS ENDED JUNE 30, 2009

                                                     1 YEAR          5 YEAR            CUMULATIVE           AVERAGE ANNUAL
                         INCEPTION   SIX MONTHS      ANNUAL      AVERAGE ANNUAL       TOTAL RETURN           TOTAL RETURN
                           DATE        RETURN     TOTAL RETURN    TOTAL RETURN    (SINCE INCEPTION)(b)   (SINCE INCEPTION)(b)
                         ---------   ----------   ------------   --------------   --------------------   --------------------
Global Dividend Target
   15 Portfolio           10/6/99      10.87%        -23.27%          5.41%              52.00%                  4.39%
MSCI Developed Markets
   World Index (a)                      6.35         -29.50           0.03               -8.89                  -0.95

(a) The Morgan Stanley Capital International Developed Markets World Index ("MSCI Developed Markets World Index") is based on the share prices of approximately 1,600 companies listed on stock exchanges in the twenty-two countries that make up the MSCI National Indices. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

(b) Effective May 2, 2005, based upon the determination of the Fund's Board of Trustees, the Portfolio changed its name from the Global Target 15 Portfolio to the Global Dividend Target 15 Portfolio.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                 JUNE 30, 2009

GLOBAL DIVIDEND TARGET 15 PORTFOLIO (CONTINUED)

                                     % OF TOTAL
TOP 10 HOLDINGS                     INVESTMENTS
---------------                     -----------
CITIC Pacific Ltd.                     10.9%
Bank of East Asia (The) Ltd.            9.0
BOC Hong Kong (Holdings) Ltd.           8.9
GKN PLC                                 8.1
Logica PLC                              7.5
Cathay Pacific Airways Ltd.             7.0
Ladbrokes PLC                           6.5
COSCO Pacific Ltd.                      6.3
E.I. du Pont de Nemours & Company       5.7
Bank of America Corp.                   5.6
                                       ----
   Total                               75.5%
                                       ====

                              % OF TOTAL
SECTOR                       INVESTMENTS
------                       -----------
Industrials                      28.3%
Financials                       23.5
Consumer Discretionary           20.1
Materials                        11.2
Information Technology            7.5
Health Care                       4.7
Telecommunication Services        4.7
                                -----
   Total                        100.0%
                                =====

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                  JUNE 30, 2009

S&P(R) TARGET 24 PORTFOLIO

Over the six months ended June 30, 2009, the S&P(R) Target 24 Portfolio posted a total return of -3.30% versus 3.16% for the S&P 500(R) Index over the same period. The NAV decreased from $6.97 to $6.74 during the period.

Of the Portfolio's 24 stocks, 12 advanced and 12 declined over the period. The top three performing stocks, by contribution to return, were Microchip Technology, Inc. (MCHP), Moody's Corp. (MCO) and Coach Inc. (COH). The worst-performing stocks, by percentage loss, were Lexmark International Inc.
(LXK), Chevron Corp. (CVX) and Amgen, Inc. (AMGN).

Industrial stocks added the most to relative performance of this strategy in the first half of 2009 due to beneficial stock selection. Stock selection, combined with an overweight position in consumer staples, also added to performance. Information technology was the worst-performing sector as stock selection hurt relative performance. Poor performance from the financial, health care, and consumer discretionary sectors also detracted from overall Portfolio performance.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Oct. 6, 1999-June 30, 2009

                              (PERFORMANCE GRAPH)

S&P target 24   S&P 500 Index
-------------   -------------
    10000            10000
    11830            11115
     9540          10103.5
     7190           8903.2
     6140          6934.81
     7260             8920
     8660             9895
     9020            10381
     9280            12021
     9660            12681
     6970             7989
     6747             8242

RETURN COMPARISON                                    PERIODS ENDED JUNE 30, 2009

                                                         1 YEAR          5 YEAR            CUMULATIVE           AVERAGE ANNUAL
                             INCEPTION   SIX MONTHS      ANNUAL      AVERAGE ANNUAL       TOTAL RETURN           TOTAL RETURN
                                DATE       RETURN     TOTAL RETURN    TOTAL RETURN    (SINCE INCEPTION)(b)   (SINCE INCEPTION)(b)
                             ---------   ----------   ------------   --------------   --------------------   --------------------
S&P(R) Target 24 Portfolio    10/6/99      -3.30%        -20.05%         -3.56%              -32.60%                -3.97%
S&P 500(R) Index (a)                        3.16         -26.21          -2.24               -17.58                 -1.97

(a) The S&P 500(R) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

(b) Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the Portfolio changed its name from the S&P(R) Target 10 Portfolio to the S&P(R) Target 24 Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided for the periods prior to April 30,2002, reflect the Portfolio's performance prior to the name change and the change of the primary investment strategy.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                 JUNE 30, 2009

S&P(R) TARGET 24 PORTFOLIO (CONTINUED)

                                   % OF TOTAL
TOP 10 HOLDINGS                   INVESTMENTS
---------------                   -----------
Chevron Corp.                        11.6%
PepsiCo, Inc.                        10.4
Amgen, Inc.                           8.0
Altera Corp.                          7.8
Travelers (The) Companies, Inc.       7.7
McDonald's Corp.                      7.1
Microchip Technology, Inc.            6.7
Gilead Sciences, Inc.                 6.0
W.W. Grainger, Inc.                   4.6
Dover Corp.                           4.5
                                     ----
   Total                             74.4%
                                     ====

                                   % OF TOTAL
SECTOR                            INVESTMENTS
------                            -----------
Information Technology                16.6%
Consumer Staples                      16.0
Health Care                           15.0
Energy                                13.5
Financials                            13.3
Industrials                           12.3
Consumer Discretionary                 9.1
Utilities                              4.2
                                     -----
   Total                             100.0%
                                     =====

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                  JUNE 30, 2009

NASDAQ(R) TARGET 15 PORTFOLIO

Over the six months ended June 30, 2009, the NASDAQ(R) Target 15 Portfolio posted a total return of -0.16% versus 22.40% for the NASDAQ 100 Index(R) over the same period. The NAV decreased from $6.08 to $6.07 during the period.

Of the Portfolio's 15 stocks, 6 advanced and 9 declined over the period. The top three performing stocks, by contribution to return, were Ross Stores, Inc.
(ROST), Bed Bath & Beyond Inc. (BBBY) and Microsoft Corp. (MSFT). The worst-performing stocks, by percentage loss, were Cephalon Inc. (CEPH), Amgen Inc. (AMGN) and Gilead Sciences Inc. (GILD).

Consumer discretionary holdings Bed Bath & Beyond, Inc. (BBBY) and Ross Stores
(ROST) were the best-performing stocks based on contribution to return for the first half of 2009. Technology holdings Microsoft (MSFT) and Check Point Software (CHKP) also performed well over the period. Holdings in the health care sector were the biggest drag on performance for the period. Cephalon, Inc.
(CEPH), Amgen, Inc. (AMGN) and Gilead Sciences (GILD) were the bottom three performers based on contribution to return over the period.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Oct. 6, 1999-June 30, 2009

                              (PERFORMANCE GRAPH)

NASDAQ target 15   Nasdaq 100
----------------   ----------
      10000            10000
      14600            14644
      12880          9251.23
       9250          6233.67
       6830          3894.03
       9290             5820
       9040             6447
       9340             6570
      10170             7049
      12380             8404
       6080             4911
       6070             6011

RETURN COMPARISON                                    PERIODS ENDED JUNE 30, 2009

                                                            1 YEAR          5 YEAR           CUMULATIVE        AVERAGE ANNUAL
                                INCEPTION   SIX MONTHS      ANNUAL      AVERAGE ANNUAL      TOTAL RETURN        TOTAL RETURN
                                   DATE       RETURN     TOTAL RETURN    TOTAL RETURN    (SINCE INCEPTION)   (SINCE INCEPTION)
                                ---------   ----------   ------------   --------------   -----------------   -----------------
NASDAQ(R) Target 15 Portfolio    10/6/99      -0.16%        -39.24%         -7.55%            -39.30%              -5.00%
NASDAQ(R) 100 Index (a)                       22.40         -19.02          -0.03             -39.89               -5.09

(a) The NASDAQ(R) 100 Index is a modified capitalization-weighted index of the 100 largest and most active non-financial domestic and international issues listed on the NASDAQ(R). (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                  JUNE 30, 2009

NASDAQ(R) TARGET 15 PORTFOLIO (CONTINUED)

                                          % OF TOTAL
TOP 10 HOLDINGS                          INVESTMENTS
---------------                          -----------
Microsoft Corp.                              8.9%
Bed Bath & Beyond, Inc.                      8.8
DIRECTV Group (The), Inc.                    8.0
Check Point Software Technologies Ltd.       7.1
C.H. Robinson Worldwide, Inc.                7.1
Ross Stores, Inc.                            7.0
Fastenal Company                             6.9
Apollo Group, Inc., Class A                  6.7
Amgen, Inc.                                  6.7
Altera Corp.                                 6.7
                                            ----
   Total                                    73.9%
                                            ====


                                          % OF TOTAL
SECTOR                                   INVESTMENTS
------                                   -----------
Consumer Discretionary                       30.5%
Industrials                                  24.2
Information Technology                       22.7
Health Care                                  18.6
Consumer Staples                              4.0
                                            -----
   Total                                    100.0%
                                            =====

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                 JUNE 30, 2009

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO

Over the six months ended June 30, 2009, the First Trust Target Focus Four Portfolio posted a total return of 0.62% versus 3.16% for the S&P 500(R) Index over the same period. The NAV increased from $3.23 to $3.25 during the period.

Of the Portfolio's 128 stocks, 63 advanced and 65 declined over the period. The top three performing stocks, by contribution to return, were Advanced Medical Optics (EYE), Temple-Inland, Inc. (TIN) and MeadWestvaco Corp. (MWV). The worst-performing stocks, by percentage loss, were Amgen, Inc. (AMGN), First Bancorp of Puerto Rico (FBP) and Zions Bancorp (ZION).

The materials sector was overweight and outperformed the benchmark over the period, thus helping relative returns of the Portfolio. Information technology and energy stocks also added to Portfolio performance due to beneficial stock selection. Financial stocks posted the worst relative contribution over the period due to a combination of an overweight position and underperformance. Consumer discretionary and industrial stocks posted negative relative returns over the period as the holdings in those sectors lagged the benchmark.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Oct. 6, 1999-June 30, 2009

                              (PERFORMANCE GRAPH)

Target Focus Four Portfolio   S&P 500 Index
---------------------------   -------------
           10000                   10000
           11400                   11115
            8390                   10104
            5400                 8903.29
            3410                 6934.81
            4670                    8920
            5200                    9895
            5230                   10381
            5440                   12021
            5750                   12681
            3230                    7989
            3250                    8242

RETURN COMPARISON                                    PERIODS ENDED JUNE 30, 2009

                                                            1 YEAR           5 YEAR           CUMULATIVE        AVERAGE ANNUAL
                                INCEPTION   SIX MONTHS      ANNUAL       AVERAGE ANNUAL      TOTAL RETURN        TOTAL RETURN
                                   DATE       RETURN     TOTAL RETURN     TOTAL RETURN    (SINCE INCEPTION)   (SINCE INCEPTION)
                                ---------   ----------   ------------   ---------------   -----------------   -----------------
First Trust Target Focus Four
   Portfolio (a)                 10/6/99       0.62%        -32.29%          -7.50%            -67.50%             -10.90%
S&P 500(R) Index (b)                           3.16         -26.21           -2.24             -17.58               -1.97

(a) Effective November 19, 2007, based upon the determination of the Fund's Board of Trustees, the Portfolio changed its name from the First Trust 10 Uncommon Values Portfolio to the First Trust Target Focus Four Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided for the periods prior to November 19, 2007, reflect the Portfolio's performance prior to the name change and the change of the primary investment strategy.

(b) The S&P 500(R) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 JUNE 30, 2009

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO (CONTINUED)

                              % OF TOTAL
TOP 10 HOLDINGS              INVESTMENTS
---------------              -----------

Johnson & Johnson                7.1%
McDonald's Corp.                 6.7
Amgen, Inc.                      5.9
MeadWestvaco Corp.               2.3
Temple-Inland, Inc.              2.0
Timken (The), Company            1.9
Eastman Chemical Company         1.8
Universal Corp.                  1.6
NiSource, Inc.                   1.6
TECO Energy, Inc.                1.5
                                ----
   Total                        32.4%
                                ====

                              % OF TOTAL
SECTOR                       INVESTMENTS
------                       -----------
Health Care                      17.3%
Consumer Discretionary           15.4
Financials                       14.6
Materials                        11.9
Energy                           10.6
Information Technology            9.5
Industrials                       9.0
Utilities                         7.9
Consumer Staples                  2.5
Telecommunication Services        1.3
                                -----
   Total                        100.0%
                                =====

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 JUNE 30, 2009

VALUE LINE(R) TARGET 25 PORTFOLIO

Over the six months ended June 30, 2009, the Value Line(R) Target 25 Portfolio posted a total return of 0.37% versus 4.21% for the Russell 3000(R) Index over the same period. The NAV increased from $2.67 to $2.68 during the period.

Of the Portfolio's 25 stocks, 12 advanced and 13 declined over the period. The top three performing stocks, by contribution to return, were Netflix Inc.
(NFLX), Family Dollar Stores, Inc. (FDO) and AutoZone, Inc. (AZO). The worst-performing stocks, by percentage loss, were DeVry, Inc. (DV), Amgen, Inc.
(AMGN) and Apollo Group, Inc. (APOL).

Underweight positions in the consumer staples, industrials and telecommunications services sectors added to relative performance over the period covered by this report as those sectors underperformed the broader market. An underweight position, combined with negative stock selection, led to relative underperformance from the Portfolio's information technology holdings. The information technology sector was the top performing sector in the benchmark for the period. Stock selection in the consumer discretionary sector was also a drag on relative performance.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Oct. 6, 1999-June 30, 2009

                              (PERFORMANCE GRAPH)

val line Internet Port   Russell 3000 index
----------------------   ------------------
         10000                   10000
         16330                 11261.9
          9320                   10420
          4150                 9228.74
          2370                 7240.81
          3340                    9500
          4060                   10631
          4860                   11285
          5000                   13068
          5910                   13755
          2670                    8624
          2680                    8987

RETURN COMPARISON                                    PERIODS ENDED JUNE 30, 2009

                                                        1 YEAR          5 YEAR            CUMULATIVE           AVERAGE ANNUAL
                            INCEPTION   SIX MONTHS      ANNUAL      AVERAGE ANNUAL       TOTAL RETURN           TOTAL RETURN
                               DATE       RETURN     TOTAL RETURN    TOTAL RETURN    (SINCE INCEPTION)(b)   (SINCE INCEPTION)(b)
                            ---------   ----------   ------------   --------------   --------------------   --------------------
Value Line(R) Target 25
   Portfolio                 10/6/99       0.37%        -53.47%         -4.65%              -73.20%                -12.65%
Russell 3000(R) Index (a)                  4.21         -26.55          -1.79               -10.13                  -1.10

(a) The Russell 3000(R) Index is composed of 3000 large U.S. companies, as determined by market capitalization. This index represents approximately 98% of the investable U.S. equity market. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

(b) Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the Portfolio changed its name from the First Trust Internet Portfolio to the Value Line(R) Target 25 Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided for the periods prior to April 30, 2002, reflect the Portfolio's performance prior to the name change and the change of the primary investment strategy.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                  JUNE 30, 2009

VALUE LINE(R) TARGET 25 PORTFOLIO (CONTINUED)

                                  % OF TOTAL
TOP 10 HOLDINGS                  INVESTMENTS
---------------                  -----------
AutoZone, Inc.                       8.2%
Johnson & Johnson                    7.1
McDonald's Corp.                     6.9
Amgen, Inc.                          6.8
Apollo Group, Inc., Class A          6.8
Dollar Tree, Inc.                    6.3
ITT Educational Services, Inc.       6.3
Family Dollar Stores, Inc.           6.3
SAIC, Inc.                           6.1
DeVry, Inc.                          5.9
                                    ----
   Total                            66.7%
                                    ====


                                  % OF TOTAL
SECTOR                           INVESTMENTS
------                           -----------
Consumer Discretionary               61.8%
Health Care                          21.9
Information Technology                7.6
Materials                             5.1
Consumer Staples                      2.6
Industrials                           1.0
                                    -----
   Total                            100.0%
                                    =====

FIRST DEFINED PORTFOLIO FUND, LLC
UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2009 (UNAUDITED)

As a shareholder of the Target Managed VIP Portfolio, The Dow(R) DART 10 Portfolio, The Dow(R) Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P(R) Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust Target Focus Four Portfolio or Value Line (R) Target 25 Portfolio (the "Portfolios"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2009 to June 30, 2009.

                                 ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                    HYPOTHETICAL
                                                      ACTUAL EXPENSES                        (5% RETURN BEFORE EXPENSES)
                                    --------------------------------------------------   ----------------------------------
                                                                EXPENSES                                EXPENSES
                                     BEGINNING     ENDING     PAID DURING    BEGINNING     ENDING     PAID DURING
                                      ACCOUNT      ACCOUNT     PERIOD (a)     ACCOUNT      ACCOUNT     PERIOD (a)
                                       VALUE        VALUE     01/01/2009-      VALUE        VALUE     01/01/2009-   EXPENSE
                                    01/01/2009   06/30/2009    06/30/2009   01/01/2009   06/30/2009    06/30/2009    RATIO
                                    ----------   ----------   -----------   ----------   ----------   -----------   -------
Target Managed VIP
   Portfolio ....................   $1,000.00     $  954.80      $7.12       $1,000.00    $1,017.50      $7.35      1.47%(b)
The Dow(R) DART 10 Portfolio ....    1,000.00        903.90       6.94        1,000.00     1,017.50       7.35      1.47(b)
The Dow(R) Target Dividend
   Portfolio ....................    1,000.00        811.70       6.60        1,000.00     1,017.50       7.35      1.47(b)
Global Dividend Target 15
   Portfolio ....................    1,000.00      1,108.70       7.69        1,000.00     1,017.50       7.35      1.47(b)
S&P(R) Target 24 Portfolio.......    1,000.00        967.00       7.17        1,000.00     1,017.50       7.35      1.47(b)
NASDAQ(R) Target 15 Portfolio ...    1,000.00        998.40       7.28        1,000.00     1,017.50       7.35      1.47(b)
First Trust Target Focus Four
   Portfolio ....................    1,000.00      1,006.20       6.81        1,000.00     1,018.00       6.85      1.37(b)
Value Line(R) Target 25
   Portfolio ....................    1,000.00      1,003.80       7.30        1,000.00     1,017.50       7.35      1.47(b)

(a) Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

(b)  These expense ratios reflect expense caps.

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2009 (UNAUDITED)

SHARES                             DESCRIPTION                        VALUE
-------           --------------------------------------------   ---------------
COMMON STOCKS - 99.1%
                  AEROSPACE & DEFENSE - 1.3%
      3,353       Aerovironment, Inc. (b) ....................   $       103,474
      1,397       American Science & Engineering, Inc. .......            96,561
      2,581       Axsys Technologies, Inc. (b) ...............           138,445
                                                                 ---------------
                                                                         338,480
                                                                 ---------------
                  AIR FREIGHT & LOGISTICS - 0.6%
      3,040       C.H. Robinson Worldwide, Inc. ..............           158,536
                                                                 ---------------
                  AIRLINES - 0.7%
      3,335       Allegiant Travel Company (b) ...............           132,199
      7,573       Hawaiian Holdings, Inc. (b) ................            45,589
                                                                 ---------------
                                                                         177,788
                                                                 ---------------
                  AUTOMOBILES - 1.2%
      8,709       Daimler AG .................................           315,875
                                                                 ---------------
                  BEVERAGES - 1.9%
      1,351       Hansen Natural Corp. (b) ...................            41,638
      8,451       PepsiCo, Inc. ..............................           464,467
                                                                 ---------------
                                                                         506,105
                                                                 ---------------
                  BIOTECHNOLOGY - 13.0%
     44,079       Amgen, Inc. (b) ............................         2,333,542
      1,283       Cephalon, Inc. (b) .........................            72,682
     22,373       Gilead Sciences, Inc. (b) ..................         1,047,951
      1,408       Myriad Genetics, Inc. (b) ..................            50,195
        347       Myriad Pharmaceuticals, Inc. (b) ...........             1,612
                                                                 ---------------
                                                                       3,505,982
                                                                 ---------------
                  CAPITAL MARKETS - 4.8%
     12,041       Credit Suisse Group AG, ADR ................           550,635
      8,179       Deutsche Bank AG ...........................           498,919
      3,920       Stifel Financial Corp. (b) .................           188,513
      4,202       SWS Group, Inc. ............................            58,702
                                                                 ---------------
                                                                       1,296,769
                                                                 ---------------
                  CHEMICALS - 0.2%
      2,991       Innophos Holdings, Inc. ....................            50,518
                                                                 ---------------
                  COMMERCIAL BANKS - 7.4%
     27,377       Banco Bilbao Vizcaya Argentaria S.A., ADR ..           343,855
     34,663       Banco Santander S.A., ADR ..................           419,422
     15,550       BNP Paribas, ADR ...........................           504,287
      5,136       Community Bank System, Inc. ................            74,780
      3,321       First Financial Bankshares, Inc. ...........           167,246
      7,760       HSBC Holdings PLC, ADR .....................           324,135
     10,188       Old National Bancorp .......................           100,046
      4,375       S&T Bancorp, Inc. ..........................            53,200
                                                                 ---------------
                                                                       1,986,971
                                                                 ---------------
                  COMMERCIAL SERVICES & SUPPLIES - 0.2%
      2,029       Cintas Corp. ...............................            46,342
                                                                 ---------------
                  COMPUTERS & PERIPHERALS - 0.3%
      5,865       Lexmark International, Inc., Class A (b) ...            92,960
                                                                 ---------------

                        See Notes to Financial Statements

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

SHARES                             DESCRIPTION                        VALUE
-------           --------------------------------------------   ---------------
COMMON STOCKS - (CONTINUED)
                  CONSUMER FINANCE - 0.6%
      6,331       EZCORP, Inc., Class A (b) ..................   $        68,248
      4,782       First Cash Financial Services, Inc. (b) ....            83,781
                                                                 ---------------
                                                                         152,029
                                                                 ---------------
                  CONTAINERS & PACKAGING - 1.0%
      7,132       Rock-Tenn Company, Class A .................           272,157
                                                                 ---------------
                  DIVERSIFIED CONSUMER SERVICES - 2.1%
      5,598       Apollo Group, Inc., Class A (b) ............           398,130
      1,188       DeVry, Inc. ................................            59,448
        637       ITT Educational Services, Inc. (b) .........            64,120
        219       Strayer Education, Inc. ....................            47,766
                                                                 ---------------
                                                                         569,464
                                                                 ---------------
                  DIVERSIFIED FINANCIAL SERVICES - 0.3%
      3,532       Moody's Corp. ..............................            93,068
                                                                 ---------------
                  DIVERSIFIED TELECOMMUNICATION
                     SERVICES - 4.1%
     32,867       AT&T, Inc. .................................           816,416
     16,609       BT Group PLC, ADR ..........................           279,031
                                                                 ---------------
                                                                       1,095,447
                                                                 ---------------
                  ELECTRIC UTILITIES - 0.4%
      3,797       Southern Company ...........................           118,315
                                                                 ---------------
                  ENERGY EQUIPMENT & SERVICES - 0.1%
        555       ENSCO International, Inc. ..................            19,353
                                                                 ---------------
                  FOOD & STAPLES RETAILING - 0.2%
      1,047       Nash Finch Company .........................            28,332
      2,010       Spartan Stores, Inc. .......................            24,944
                                                                 ---------------
                                                                          53,276
                                                                 ---------------
                  FOOD PRODUCTS - 0.9%
      1,936       Campbell Soup Company ......................            56,957
      6,688       TreeHouse Foods, Inc. (b) ..................           192,414
                                                                 ---------------
                                                                         249,371
                                                                 ---------------
                  GAS UTILITIES - 0.4%
      3,531       Laclede Group (The), Inc. ..................           116,982
                                                                 ---------------
                  HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
      4,342       Cyberonics, Inc. (b) .......................            72,207
      5,460       Greatbatch, Inc. (b) .......................           123,451
      4,525       Merit Medical Systems, Inc. (b) ............            73,758
                                                                 ---------------
                                                                         269,416
                                                                 ---------------
                  HEALTH CARE PROVIDERS & SERVICES - 0.8%
      4,571       Gentiva Health Services, Inc. (b) ..........            75,239
      5,042       Hanger Orthopedic Group, Inc. (b) ..........            68,521
      2,915       LHC Group, Inc. (b) ........................            64,742
                                                                 ---------------
                                                                         208,502
                                                                 ---------------
                  HEALTH CARE TECHNOLOGY - 0.2%
      1,750       Computer Programs & Systems, Inc. ..........            67,043
                                                                 ---------------

                        See Notes to Financial Statements

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

SHARES                             DESCRIPTION                        VALUE
-------           --------------------------------------------   ---------------
COMMON STOCKS - (CONTINUED)
                  HOTELS, RESTAURANTS & LEISURE - 8.5%
     38,973       McDonald's Corp. ...........................   $     2,240,558
        923       Panera Bread Company, Class A (b) ..........            46,021
                                                                 ---------------
                                                                       2,286,579
                                                                 ---------------
                  HOUSEHOLD PRODUCTS - 0.7%
      2,762       Colgate-Palmolive Company ..................           195,384
                                                                 ---------------
                  INDUSTRIAL CONGLOMERATES - 2.6%
     58,654       General Electric Company ...................           687,425
                                                                 ---------------
                  INSURANCE - 4.6%
     30,913       Allianz SE, ADR ............................           284,709
     14,873       AXA S.A., ADR ..............................           281,992
      2,340       Infinity Property & Casualty Corp. .........            85,316
      7,031       Swiss Reinsurance Company, ADR .............           233,078
      8,450       Travelers (The) Companies, Inc. ............           346,788
                                                                 ---------------
                                                                       1,231,883
                                                                 ---------------
                  INTERNET & CATALOG RETAIL - 0.4%
      1,618       Netflix, Inc. (b) ..........................            66,888
      3,577       PetMed Express, Inc. (b) ...................            53,762
                                                                 ---------------
                                                                         120,650
                                                                 ---------------
                  IT SERVICES - 0.6%
      5,551       CSG Systems International, Inc. (b) ........            73,495
        868       ManTech International Corp., Class A (b) ...            37,359
      3,359       SAIC, Inc. (b) .............................            62,309
                                                                 ---------------
                                                                         173,163
                                                                 ---------------
                  LIFE SCIENCES TOOLS & SERVICES - 0.5%
      6,755       Luminex Corp. (b) ..........................           125,238
                                                                 ---------------
                  MACHINERY - 3.4%
     21,252       Caterpillar, Inc. ..........................           702,166
      6,094       Dover Corp. ................................           201,650
                                                                 ---------------
                                                                         903,816
                                                                 ---------------
                  MEDIA - 1.7%
     18,662       DIRECTV Group (The), Inc. (b) ..............           461,138
                                                                 ---------------
                  METALS & MINING - 0.2%
        799       Compass Minerals International, Inc. .......            43,873
                                                                 ---------------
                  MULTI-UTILITIES - 0.3%
      1,173       Sempra Energy ..............................            58,216
      1,031       TECO Energy, Inc. ..........................            12,300
                                                                 ---------------
                                                                          70,516
                                                                 ---------------
                  MULTILINE RETAIL - 0.4%
      1,523       Dollar Tree, Inc. (b) ......................            64,118
      1,818       Family Dollar Stores, Inc. .................            51,449
                                                                 ---------------
                                                                         115,567
                                                                 ---------------
                  OIL, GAS & CONSUMABLE FUELS - 10.7%
      7,233       BP PLC, ADR ................................           344,869
      7,862       Chevron Corp. ..............................           520,858

                        See Notes to Financial Statements

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

SHARES                             DESCRIPTION                        VALUE
-------           --------------------------------------------   ---------------
COMMON STOCKS - (CONTINUED)
                  OIL, GAS & CONSUMABLE FUELS - (CONTINUED)
      1,809       Clayton Williams Energy, Inc. (b) ..........   $        34,136
      6,959       ENI SpA, ADR ...............................           329,926
        996       EOG Resources, Inc. ........................            67,648
     11,805       Exxon Mobil Corp. ..........................           825,288
      5,770       Goodrich Petroleum Corp. (b) ...............           141,884
     20,170       StatoilHydro ASA, ADR ......................           398,761
      8,885       VAALCO Energy, Inc. (b) ....................            37,584
      4,453       World Fuel Services Corp. ..................           183,597
                                                                 ---------------
                                                                       2,884,551
                                                                 ---------------
                  PHARMACEUTICALS - 4.8%
      1,885       Forest Laboratories, Inc. (b) ..............            47,332
     19,595       Johnson & Johnson ..........................         1,112,996
      9,903       Questcor Pharmaceuticals, Inc. (b) .........            49,515
     12,666       ViroPharma, Inc. (b) .......................            75,109
                                                                 ---------------
                                                                       1,284,952
                                                                 ---------------
                  PROFESSIONAL SERVICES - 0.5%
      1,802       Dun & Bradstreet (The), Corp. ..............           146,340
                                                                 ---------------
                  REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.6%
      2,416       Public Storage .............................           158,200
                                                                 ---------------
                  ROAD & RAIL - 1.1%
      3,942       Arkansas Best Corp. ........................           103,872
      5,027       Genesee & Wyoming Inc., Class A (b) ........           133,266
      1,828       J.B. Hunt Transport Services, Inc. .........            55,809
                                                                 ---------------
                                                                         292,947
                                                                 ---------------
                  SEMICONDUCTORS & SEMICONDUCTOR
                     EQUIPMENT - 2.7%
     26,867       Altera Corp. ...............................           437,395
     13,244       Microchip Technology, Inc. .................           298,652
                                                                 ---------------
                                                                         736,047
                                                                 ---------------
                  SOFTWARE - 6.6%
      3,936       Check Point Software Technologies Ltd. (b)              92,378
     59,948       Microsoft Corp. ............................         1,424,964
      4,577       Quality Systems, Inc. ......................           260,706
                                                                 ---------------
                                                                       1,778,048
                                                                 ---------------
                  SPECIALTY RETAIL - 2.4%
      1,219       AutoZone, Inc. (b) .........................           184,203
      4,713       Bed Bath & Beyond, Inc. (b) ................           144,925
      6,751       Hot Topic, Inc. (b) ........................            49,350
      1,872       Jos. A. Bank Clothiers, Inc. (b) ...........            64,509
      2,350       Ross Stores, Inc. ..........................            90,710
      1,371       Tractor Supply Company (b) .................            56,650
     15,762       Wet Seal (The), Inc., Class A (b) ..........            48,389
                                                                 ---------------
                                                                         638,736
                                                                 ---------------
                  TEXTILES, APPAREL & LUXURY GOODS - 0.2%
      1,623       Coach, Inc. ................................            43,626
                                                                 ---------------

                        See Notes to Financial Statements

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

SHARES                             DESCRIPTION                        VALUE
-------           --------------------------------------------   ---------------
COMMON STOCKS - (CONTINUED)
               TRADING COMPANIES & DISTRIBUTORS - 1.5%
      6,810    Beacon Roofing Supply, Inc. (b) ...............   $        98,473
      2,695    Fastenal Company ..............................            89,393
      2,508    W.W. Grainger, Inc. ...........................           205,355
                                                                 ---------------
                                                                         393,221
                                                                 ---------------
               WATER UTILITIES - 0.4%
      3,222    California Water Service Group ................           118,699
                                                                 ---------------
               TOTAL INVESTMENTS - 99.1%
               (Cost $29,961,718) (c) ........................        26,651,348
               NET OTHER ASSETS AND LIABILITIES - 0.9% .......           234,369
                                                                 ---------------
               NET ASSETS - 100.0% ...........................   $    26,885,717
                                                                 ===============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,064,289 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,374,659.

ADR  American Depositary Receipt

VALUATION INPUTS

A summary of inputs used to value the Portfolio's investments as of June 30, 2009 is as follows (See Note 2A- Portfolio Valuation in the Notes to Financial Statements):

                                                    LEVEL 2        LEVEL 3
                     TOTAL MARKET     LEVEL 1     SIGNIFICANT   SIGNIFICANT
                       VALUE AT        QUOTED      OBSERVABLE   UNOBSERVABLE
                       06/30/09        PRICE         INPUTS        INPUTS
                     ------------   -----------   -----------   ------------
Total Investments*    $26,651,348   $26,651,348       $--            $--
                      -----------   -----------       ---            ---


*    See the Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements

THE DOW(R) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2009 (UNAUDITED)

   SHARES                         DESCRIPTION                          VALUE
------------   -----------------------------------------------   ---------------
COMMON STOCKS - 97.6%
               AEROSPACE & DEFENSE - 10.9%
      13,026   Boeing (The), Company .........................   $       553,605
                                                                 ---------------
               DIVERSIFIED FINANCIAL SERVICES - 10.6%
      40,584   Bank of America Corp. .........................           535,709
                                                                 ---------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 9.4%
      19,035   AT&T, Inc. ....................................           472,829
                                                                 ---------------
               FOOD PRODUCTS - 10.1%
      20,203   Kraft Foods, Inc., Class A ....................           511,944
                                                                 ---------------
               HOTELS, RESTAURANTS & LEISURE - 9.9%
       8,703   McDonald's Corp. ..............................           500,335
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES - 7.9%
      33,965   General Electric Company ......................           398,070
                                                                 ---------------
               MACHINERY - 8.0%
      12,307   Caterpillar, Inc. .............................           406,623
                                                                 ---------------
               MEDIA - 11.0%
      23,902   Walt Disney (The), Company ....................           557,634
                                                                 ---------------
               METALS & MINING - 10.3%
      50,264   Alcoa, Inc. ...................................           519,227
                                                                 ---------------
               OIL, GAS & CONSUMABLE FUELS - 9.5%
       6,837   Exxon Mobil Corp. .............................           477,975
                                                                 ---------------
               TOTAL INVESTMENTS - 97.6%
               (Cost $5,675,145) (b) .........................         4,933,951
               NET OTHER ASSETS AND LIABILITIES - 2.4% .......           118,929
                                                                 ---------------
               NET ASSETS - 100.0% ...........................   $     5,052,880
                                                                 ===============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,036 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $745,230.

VALUATION INPUTS

A summary of inputs used to value the Portfolio's investments as of June 30, 2009 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                   LEVEL 2        LEVEL 3
                     TOTAL MARKET     LEVEL 1    SIGNIFICANT    SIGNIFICANT
                       VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                       06/30/09        PRICE        INPUTS        INPUTS
                     ------------   ----------   -----------   ------------
Total Investments*    $4,933,951    $4,933,951       $--            $--
                      ----------    ----------       ---            ---

*    See the Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2009 (UNAUDITED)

   SHARES                         DESCRIPTION                          VALUE
------------   -----------------------------------------------   ---------------
COMMON STOCKS - 98.7%
               CHEMICALS - 13.2%
      30,117   Eastman Chemical Company ......................   $     1,141,434
      39,916   Sensient Technologies Corp. ...................           900,904
                                                                 ---------------
                                                                       2,042,338
                                                                 ---------------
               COMMERCIAL BANKS - 22.7%
      34,542   BB&T Corp. ....................................           759,233
      71,895   F.N.B. Corp. ..................................           445,030
      83,453   First BanCorp .................................           329,639
      99,227   Fulton Financial Corp. ........................           516,973
     116,457   Regions Financial Corp. .......................           470,486
      31,839   SunTrust Banks, Inc. ..........................           523,752
      40,141   Zions Bancorporation ..........................           464,030
                                                                 ---------------
                                                                       3,509,143
                                                                 ---------------
               COMMERCIAL SERVICES & SUPPLIES - 5.1%
      68,163   R.R. Donnelley & Sons Company .................           792,054
                                                                 ---------------
               ELECTRIC UTILITIES - 11.0%
      28,668   American Electric Power Company, Inc. .........           828,219
      28,752   Pinnacle West Capital Corp. ...................           866,873
                                                                 ---------------
                                                                       1,695,092
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES - 4.5%
      71,281   Textron, Inc. .................................           688,575
                                                                 ---------------
               MACHINERY - 10.1%
      54,822   Briggs & Stratton Corp. .......................           731,326
      48,132   Timken (The), Company .........................           822,095
                                                                 ---------------
                                                                       1,553,421
                                                                 ---------------
               MULTI-UTILITIES - 12.3%
      83,990   NiSource, Inc. ................................           979,323
      77,540   TECO Energy, Inc. .............................           925,052
                                                                 ---------------
                                                                       1,904,375
                                                                 ---------------
               PAPER & FOREST PRODUCTS - 9.1%
      85,954   MeadWestvaco Corp. ............................         1,410,505
                                                                 ---------------
               THRIFTS & MORTGAGE FINANCE - 4.2%
      57,284   First Niagara Financial Group, Inc. ...........           654,183
                                                                 ---------------
               TOBACCO - 6.5%
      30,284   Universal Corp. ...............................         1,002,703
                                                                 ---------------
               TOTAL INVESTMENTS - 98.7% .....................        15,252,389
               (Cost $20,536,739) (b)
               NET OTHER ASSETS AND LIABILITIES - 1.3% .......           194,621
                                                                 ---------------
               NET ASSETS - 100.0% ...........................   $    15,447,010
                                                                 ===============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $144,897 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,429,247.

                        See Notes to Financial Statements

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

VALUATION INPUTS

A summary of inputs used to value the Portfolio's investments as of June 30, 2009 is as follows (See Note 2A- Portfolio Valuation in the Notes to Financial Statements):

                                                    LEVEL 2        LEVEL 3
                     TOTAL MARKET     LEVEL 1     SIGNIFICANT    SIGNIFICANT
                       VALUE AT        QUOTED      OBSERVABLE   UNOBSERVABLE
                       06/30/09        PRICE         INPUTS        INPUTS
                     ------------   -----------   -----------   ------------
Total Investments*    $15,252,389   $15,252,389       $--            $--
                      -----------   -----------       ---            ---

*    See the Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2009 (UNAUDITED)

   SHARES                         DESCRIPTION                          VALUE
------------   -----------------------------------------------   ---------------
COMMON STOCKS - 99.0%
               HONG KONG - 41.6%
   1,032,700   Bank of East Asia (The) Ltd. ..................   $     3,151,370
   1,774,849   BOC Hong Kong (Holdings) Ltd. .................         3,109,963
   1,789,000   Cathay Pacific Airways Ltd. ...................         2,465,333
   1,844,000   CITIC Pacific Ltd. ............................         3,811,689
   1,954,000   COSCO Pacific Ltd. ............................         2,201,065
                                                                 ---------------
                                                                      14,739,420
                                                                 ---------------
               UNITED KINGDOM - 32.0%
     991,137   BT Group PLC ..................................         1,655,075
   1,398,293   GKN PLC .......................................         2,852,580
   3,337,031   ITV PLC .......................................         1,921,526
     750,256   Ladbrokes PLC .................................         2,271,147
   2,029,612   Logica PLC ....................................         2,637,898
                                                                 ---------------
                                                                      11,338,226
                                                                 ---------------
               UNITED STATES - 25.4%
     184,093   Alcoa, Inc. ...................................         1,901,681
     148,638   Bank of America Corp. .........................         1,962,022
      78,373   E.I. du Pont de Nemours & Company .............         2,007,916
     124,398   General Electric Company ......................         1,457,944
     110,872   Pfizer, Inc. ..................................         1,663,080
                                                                 ---------------
                                                                       8,992,643
                                                                 ---------------
               TOTAL INVESTMENTS - 99.0%
               (Cost $44,538,570) (b) ........................        35,070,289
               NET OTHER ASSETS AND LIABILITIES - 1.0% .......           351,971
                                                                 ---------------
               NET ASSETS - 100.0% ...........................   $    35,422,260
                                                                 ===============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,471,039 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,939,320.

VALUATION INPUTS

A summary of inputs used to value the Portfolio's investments as of June 30, 2009 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                    LEVEL 2        LEVEL 3
                     TOTAL MARKET     LEVEL 1     SIGNIFICANT    SIGNIFICANT
                       VALUE AT       QUOTED       OBSERVABLE   UNOBSERVABLE
                       06/30/09        PRICE         INPUTS        INPUTS
                     ------------   -----------   -----------   ------------
Total Investments*    $35,070,289   $35,070,289       $--            $--
                      -----------   -----------       ---            ---

*    See the Portfolio of Investments for country breakout.

                        See Notes to Financial Statements

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

Commercial Banks .........................    17.7%
Industrial Conglomerates .................    14.9
Auto Components ..........................     8.1
IT Services ..............................     7.4
Airlines .................................     6.9
Hotels, Restaurants & Leisure ............     6.4
Transportation Infrastructure ............     6.2
Chemicals ................................     5.7
Diversified Financial Services ...........     5.5
Media ....................................     5.4
Metals & Mining ..........................     5.4
Pharmaceuticals ..........................     4.7
Diversified Telecommunication Services ...     4.7
Net Other Assets and Liabilities .........     1.0
                                             -----
                                             100.0%
                                             =====

                        See Notes to Financial Statements

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2009 (UNAUDITED)

     SHARES                        DESCRIPTION                        VALUE
---------------   --------------------------------------------   ---------------
COMMON STOCKS - 96.5%

                  BEVERAGES - 10.0%
         13,092   PepsiCo, Inc. ..............................   $       719,536
                                                                 ---------------
                  BIOTECHNOLOGY - 13.4%
         10,461   Amgen, Inc. (b) ............................           553,805
          8,846   Gilead Sciences, Inc. (b)...................           414,347
                                                                 ---------------
                                                                         968,152
                                                                 ---------------
                  COMPUTERS & PERIPHERALS - 2.0%
          9,085   Lexmark International, Inc., Class A (b) ...           143,997
          3,764   Seagate Technology, Inc. (Escrow
                     Shares) (b) (c) .........................                 0
                                                                 ---------------
                                                                         143,997
                                                                 ---------------
                  DIVERSIFIED FINANCIAL SERVICES - 2.0%
          5,473   Moody's Corp. ..............................           144,214
                                                                 ---------------
                  ELECTRIC UTILITIES - 2.6%
          5,884   Southern Company............................           183,345
                                                                 ---------------
                  ENERGY EQUIPMENT & SERVICES - 0.4%
            862   ENSCO International, Inc. ..................            30,058
                                                                 ---------------
                  FOOD PRODUCTS - 1.2%
          2,996   Campbell Soup Company ......................            88,142
                                                                 ---------------
                  HOTELS, RESTAURANTS & LEISURE - 6.9%
          8,640   McDonald's Corp. ...........................           496,714
                                                                 ---------------
                  HOUSEHOLD PRODUCTS - 4.2%
          4,277   Colgate-Palmolive Company ..................           302,555
                                                                 ---------------
                  INSURANCE - 7.5%
         13,087   Travelers (The) Companies, Inc..............           537,090
                                                                 ---------------
                  MACHINERY - 4.3%
          9,439   Dover Corp..................................           312,337
                                                                 ---------------
                  MULTI-UTILITIES - 1.5%
          1,814   Sempra Energy ..............................            90,029
          1,598   TECO Energy, Inc. ..........................            19,064
                                                                 ---------------
                                                                         109,093
                                                                 ---------------
                  OIL, GAS & CONSUMABLE FUELS - 12.7%
         12,177   Chevron Corp. ..............................           806,726
          1,542   EOG Resources, Inc. ........................           104,733
                                                                 ---------------
                                                                         911,459
                                                                 ---------------
                  PHARMACEUTICALS - 1.0%
          2,916   Forest Laboratories, Inc. (b) ..............            73,221
                                                                 ---------------
                  PROFESSIONAL SERVICES - 3.2%
          2,790   Dun & Bradstreet (The), Corp. ..............           226,576
                                                                 ---------------
                  REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.4%
          3,740   Public Storage .............................           244,895
                                                                 ---------------
                  SEMICONDUCTORS & SEMICONDUCTOR
                     EQUIPMENT - 14.0%
         33,382   Altera Corp. ...............................           543,459
         20,520   Microchip Technology, Inc...................           462,726
                                                                 ---------------
                                                                       1,006,185
                                                                 ---------------

                        See Notes to Financial Statements

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

     SHARES                        DESCRIPTION                        VALUE
---------------   --------------------------------------------   ---------------
COMMON STOCKS - (CONTINUED)

                  SPECIALTY RETAIL - 0.9%
            440   AutoZone, Inc. (b) .........................   $        66,488
                                                                 ---------------
                  TEXTILES, APPAREL & LUXURY GOODS - 0.9%
          2,515   Coach, Inc. ................................            67,603
                                                                 ---------------
                  TRADING COMPANIES & DISTRIBUTORS - 4.4%
          3,887   W.W. Grainger, Inc. ........................           318,268
                                                                 ---------------
                  TOTAL INVESTMENTS - 96.5% ..................         6,949,928
                  (Cost $7,271,743) (d)

                  NET OTHER ASSETS AND LIABILITIES - 3.5% ....           253,289
                                                                 ---------------
                  NET ASSETS - 100.0% ........................   $     7,203,217
                                                                 ===============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) This security is fair valued in accordance with procedures adopted by the Registrant's Board of Trustees.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $166,786 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $488,601.

VALUATION INPUTS

A summary of inputs used to value the Portfolio's investments as of June 30, 2009 is as follows (See Note 2A- Portfolio Valuation in the Notes to Financial Statements):

                                                   LEVEL 2        LEVEL 3
                     TOTAL MARKET     LEVEL 1    SIGNIFICANT    SIGNIFICANT
                       VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                       06/30/09        PRICE        INPUTS        INPUTS
                     ------------   ----------   -----------   ------------
Total Investments*    $6,949,928    $6,949,928       $--            $--
                      ----------    ----------       ---            ---

*    See the Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2009 (UNAUDITED)

     SHARES                        DESCRIPTION                        VALUE
---------------   --------------------------------------------   ---------------
COMMON STOCKS - 96.9%

                  AIR FREIGHT & LOGISTICS - 6.9%
          3,516   C.H. Robinson Worldwide, Inc. ..............   $       183,359
                                                                 ---------------
                  BEVERAGES - 3.9%
          3,345   Hansen Natural Corp. (b) ...................           103,093
                                                                 ---------------
                  BIOTECHNOLOGY - 18.0%
          3,255   Amgen, Inc. (b) ............................           172,320
          2,427   Cephalon, Inc. (b) .........................           137,490
          3,654   Gilead Sciences, Inc. (b) ..................           171,153
                                                                 ---------------
                                                                         480,963
                                                                 ---------------
                  COMMERCIAL SERVICES & SUPPLIES - 4.7%
          5,478   Cintas Corp. ...............................           125,117
                                                                 ---------------
                  DIVERSIFIED CONSUMER SERVICES - 6.5%
          2,423   Apollo Group, Inc., Class A (b) ............           172,324
                                                                 ---------------
                  MEDIA - 7.7%
          8,369   DIRECTV Group (The), Inc. (b) ..............           206,798
                                                                 ---------------
                  ROAD & RAIL - 5.3%
          4,591   J.B. Hunt Transport Services, Inc. .........           140,163
                                                                 ---------------
                  SEMICONDUCTORS & SEMICONDUCTOR
                     EQUIPMENT - 6.4%
         10,568   Altera Corp. ...............................           172,047
                                                                 ---------------
                  SOFTWARE - 15.5%
          7,835   Check Point Software Technologies
                     Ltd. (b) ................................           183,887
          9,696   Microsoft Corp. ............................           230,474
                                                                 ---------------
                                                                         414,361
                                                                 ---------------
                  SPECIALTY RETAIL - 15.3%
          7,401   Bed Bath & Beyond, Inc. (b) ................           227,581
          4,678   Ross Stores, Inc. ..........................           180,571
                                                                 ---------------
                                                                         408,152
                                                                 ---------------
                  TRADING COMPANIES & DISTRIBUTORS - 6.7%
          5,363   Fastenal Company ...........................           177,891
                                                                 ---------------
                  TOTAL INVESTMENTS - 96.9% ..................         2,584,268
                  (Cost $2,275,145) (c)

                  NET OTHER ASSETS AND LIABILITIES - 3.1% ....            82,995
                                                                 ---------------
                  NET ASSETS - 100.0% ........................   $     2,667,263
                                                                 ===============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $347,044 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $37,921.

                        See Notes to Financial Statements

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

VALUATION INPUTS

A summary of inputs used to value the Portfolio's investments as of June 30, 2009 is as follows (See Note 2A- Portfolio Valuation in the Notes to Financial Statements):

                                                   LEVEL 2        LEVEL 3
                     TOTAL MARKET     LEVEL 1    SIGNIFICANT    SIGNIFICANT
                       VALUE AT       QUOTED     OBSERVABLE    UNOBSERVABLE
                       06/30/09        PRICE       INPUTS         INPUTS
                     ------------   ----------   -----------   ------------
Total Investments*    $2,584,268    $2,584,268       $--            $--
                      ----------    ----------       ---            ---

*    See the Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2009 (UNAUDITED)

     SHARES                                 DESCRIPTION                                 VALUE
---------------   --------------------------------------------------------------   ---------------
COMMON STOCKS - 97.5%
                  AEROSPACE & DEFENSE - 0.3%
            430   Axsys Technologies, Inc. (b) .................................   $        23,065
                                                                                   ---------------
                  AUTOMOBILES - 0.9%
            765   Daimler AG ...................................................            27,746
          1,371   Honda Motor Company Ltd., ADR ................................            37,524
                                                                                   ---------------
                                                                                            65,270
                                                                                   ---------------
                  BIOTECHNOLOGY - 6.1%
          8,314   Amgen, Inc. (b) ..............................................           440,143
            665   Myriad Genetics, Inc. (b) ....................................            23,707
            161   Myriad Pharmaceuticals, Inc. (b) .............................               746
                                                                                   ---------------
                                                                                           464,596
                                                                                   ---------------
                  BUILDING PRODUCTS - 0.3%
          2,179   Gibraltar Industries, Inc. ...................................            14,970
          1,479   NCI Building Systems, Inc. (b) ...............................             3,905
                                                                                   ---------------
                                                                                            18,875
                                                                                   ---------------
                  CAPITAL MARKETS - 1.9%
          1,060   Credit Suisse Group AG, ADR ..................................            48,474
            719   Deutsche Bank AG .............................................            43,859
          5,513   LaBranche & Company, Inc. (b) ................................            23,706
          2,077   UBS AG (b) ...................................................            25,360
                                                                                   ---------------
                                                                                           141,399
                                                                                   ---------------
                  CHEMICALS - 4.0%
          3,585   Eastman Chemical Company .....................................           135,872
          1,204   OM Group, Inc. (b) ...........................................            34,940
          8,386   PolyOne Corp. (b) ............................................            22,726
          4,754   Sensient Technologies Corp. ..................................           107,298
                                                                                   ---------------
                                                                                           300,836
                                                                                   ---------------
                  COMMERCIAL BANKS - 9.1%
          1,152   Bank of Montreal .............................................            48,557
          3,329   Barclays PLC, ADR ............................................            61,387
          4,113   BB&T Corp. ...................................................            90,404
          8,562   F.N.B. Corp. .................................................            52,999
          9,936   First BanCorp ................................................            39,247
         11,816   Fulton Financial Corp. .......................................            61,561
          4,035   Lloyds TSB Group PLC, ADR ....................................            19,247
          7,367   National Bank of Greece S.A., ADR ............................            40,445
         13,865   Regions Financial Corp. ......................................            56,015
          2,038   Royal Bank of Scotland Group PLC, ADR (b) ....................            26,025
          3,084   Sterling Financial Corp. .....................................             8,974
          3,792   SunTrust Banks, Inc. .........................................            62,378
            836   Toronto-Dominion Bank (The) ..................................            43,230
          3,666   UCBH Holdings, Inc. ..........................................             4,619
          1,229   Wintrust Financial Corp. .....................................            19,762
          4,777   Zions Bancorporation .........................................            55,222
                                                                                   ---------------
                                                                                           690,072
                                                                                   ---------------
                  COMMERCIAL SERVICES & SUPPLIES - 1.2%
          8,115   R.R. Donnelley & Sons Company ................................            94,296
                                                                                   ---------------

                        See Notes to Financial Statements

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

     SHARES                                 DESCRIPTION                                 VALUE
---------------   --------------------------------------------------------------   ---------------
COMMON STOCKS - (CONTINUED)
                  COMMUNICATIONS EQUIPMENT - 0.4%
            994   Black Box Corp. ..............................................   $        33,269
                                                                                   ---------------
                  CONTAINERS & PACKAGING - 2.2%
            632   Rock-Tenn Company, Class A ...................................            24,117
         11,080   Temple-Inland, Inc. ..........................................           145,370
                                                                                   ---------------
                                                                                           169,487
                                                                                   ---------------
                  DIVERSIFIED CONSUMER SERVICES - 3.1%
          1,246   Apollo Group, Inc., Class A (b) ..............................            88,615
            560   DeVry, Inc. ..................................................            28,022
            299   ITT Educational Services, Inc. (b) ...........................            30,097
          3,732   Regis Corp. ..................................................            64,974
            103   Strayer Education, Inc. ......................................            22,465
                                                                                   ---------------
                                                                                           234,173
                                                                                   ---------------
                  DIVERSIFIED FINANCIAL SERVICES - 0.4%
          2,687   ING Groep N.V., ADR ..........................................            27,246
                                                                                   ---------------
                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.2%
          1,071   Nippon Telegraph & Telephone Corp., ADR ......................            21,795
          1,810   Telecom Italia SpA, ADR ......................................            24,906
          3,957   Vimpel-Communications, ADR (b) ...............................            46,574
                                                                                   ---------------
                                                                                            93,275
                                                                                   ---------------
                  ELECTRIC UTILITIES - 4.3%
          3,412   American Electric Power Company, Inc. ........................            98,573
          2,643   Great Plains Energy, Inc. ....................................            41,099
          2,544   Korea Electric Power Corp., ADR (b) ..........................            29,256
          5,212   NV Energy, Inc. ..............................................            56,237
          3,423   Pinnacle West Capital Corp. ..................................           103,203
                                                                                   ---------------
                                                                                           328,368
                                                                                   ---------------
                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 5.3%
          2,819   Avnet, Inc. (b) ..............................................            59,283
          1,968   Benchmark Electronics, Inc. (b) ..............................            28,339
          6,031   Brightpoint, Inc. (b) ........................................            37,814
          2,500   Checkpoint Systems, Inc. (b) .................................            39,225
            753   Hitachi, Ltd., S.A., ADR .....................................            23,320
          3,851   Ingram Micro, Inc., Class A (b) ..............................            67,393
          2,150   Synnex Corp. (b) .............................................            53,729
          2,927   Tech Data Corp. (b) ..........................................            95,742
                                                                                   ---------------
                                                                                           404,845
                                                                                   ---------------
                  ENERGY EQUIPMENT & SERVICES - 3.0%
          2,447   Exterran Holdings, Inc. (b) ..................................            39,250
          1,568   Hornbeck Offshore Services, Inc. (b) .........................            33,540
          8,242   ION Geophysical Corp. (b) ....................................            21,182
          3,204   Pride International, Inc. (b) ................................            80,292
          1,923   Unit Corp. (b) ...............................................            53,017
                                                                                   ---------------
                                                                                           227,281
                                                                                   ---------------
                  FOOD & STAPLES RETAILING - 0.6%
          4,244   Great Atlantic & Pacific Tea Company (The), Inc. (b) .........            18,037
            492   Nash Finch Company ...........................................            13,314

                        See Notes to Financial Statements

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

     SHARES                                 DESCRIPTION                                 VALUE
---------------   --------------------------------------------------------------   ---------------
COMMON STOCKS - (CONTINUED)
                  FOOD & STAPLES RETAILING - (CONTINUED)
            947   Spartan Stores, Inc. .........................................   $        11,752
                                                                                   ---------------
                                                                                            43,103
                                                                                   ---------------
                  FOOD PRODUCTS - 0.3%
            803   TreeHouse Foods, Inc. (b) ....................................            23,102
                                                                                   ---------------
                  HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
          1,474   Cooper Companies (The), Inc. .................................            36,452
            847   Greatbatch, Inc. (b) .........................................            19,151
                                                                                   ---------------
                                                                                            55,603
                                                                                   ---------------
                  HEALTH CARE PROVIDERS & SERVICES - 2.7%
          2,824   Cross Country Healthcare, Inc. (b) ...........................            19,401
          4,126   Kindred Healthcare, Inc. (b) .................................            51,039
          2,274   LifePoint Hospitals, Inc. (b) ................................            59,693
          3,906   Wellcare Health Plans, Inc. (b) ..............................            72,222
                                                                                   ---------------
                                                                                           202,355
                                                                                   ---------------
                  HEALTH CARE TECHNOLOGY - 0.4%
            825   Computer Programs & Systems, Inc. ............................            31,606
                                                                                   ---------------
                  HOTELS, RESTAURANTS & LEISURE - 6.8%
          8,662   McDonald's Corp. .............................................           497,978
            435   Panera Bread Company, Class A (b) ............................            21,689
                                                                                   ---------------
                                                                                           519,667
                                                                                   ---------------
                  HOUSEHOLD DURABLES - 0.5%
          1,355   Sony Corp., ADR ..............................................            35,040
                                                                                   ---------------
                  INDUSTRIAL CONGLOMERATES - 1.1%
          8,488   Textron, Inc. ................................................            81,994
                                                                                   ---------------
                  INSURANCE - 0.9%
          2,722   Allianz SE, ADR ..............................................            25,070
          1,308   AXA S.A., ADR ................................................            24,800
          2,528   Presidential Life Corp. ......................................            19,137
                                                                                   ---------------
                                                                                            69,007
                                                                                   ---------------
                  INTERNET & CATALOG RETAIL - 0.4%
            762   Netflix, Inc. (b) ............................................            31,501
                                                                                   ---------------
                  IT SERVICES - 0.8%
          5,319   Ciber, Inc. (b) ..............................................            16,489
            408   ManTech International Corp., Class A (b) .....................            17,560
          1,584   SAIC, Inc. (b) ...............................................            29,383
                                                                                   ---------------
                                                                                            63,432
                                                                                   ---------------
                  MACHINERY - 4.4%
          1,987   Albany International Corp. ...................................            22,612
          6,529   Briggs & Stratton Corp. ......................................            87,097
          3,042   Terex Corp. (b) ..............................................            36,717
          8,365   Timken (The), Company ........................................           142,874
          3,352   Trinity Industries, Inc. .....................................            45,654
                                                                                   ---------------
                                                                                           334,954
                                                                                   ---------------

                        See Notes to Financial Statements

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

     SHARES                                 DESCRIPTION                                 VALUE
---------------   --------------------------------------------------------------   ---------------
COMMON STOCKS - (CONTINUED)
                  MEDIA - 0.3%
          4,911   Live Nation, Inc. (b) ........................................   $        23,867
                                                                                   ---------------
                  METALS & MINING - 3.2%
          1,204   ArcelorMittal ................................................            39,828
            376   Compass Minerals International, Inc. .........................            20,646
          2,552   Reliance Steel & Aluminum Company ............................            97,971
            334   Rio Tinto PLC, ADR ...........................................            54,733
          1,809   RTI International Metals, Inc. (b) ...........................            31,965
                                                                                   ---------------
                                                                                           245,143
                                                                                   ---------------
                  MULTI-UTILITIES - 3.3%
         10,001   NiSource, Inc. ...............................................           116,612
          9,231   TECO Energy, Inc. ............................................           110,126
            922   Veolia Environnement, ADR ....................................            27,236
                                                                                   ---------------
                                                                                           253,974
                                                                                   ---------------
                  MULTILINE RETAIL - 0.7%
            716   Dollar Tree, Inc. (b) ........................................            30,144
            857   Family Dollar Stores, Inc. ...................................            24,253
                                                                                   ---------------
                                                                                            54,397
                                                                                   ---------------
                  OIL, GAS & CONSUMABLE FUELS - 7.4%
          1,896   Cimarex Energy Company .......................................            53,733
          3,136   Forest Oil Corp. (b) .........................................            46,789
          5,106   Mariner Energy, Inc. (b) .....................................            59,996
          2,612   Newfield Exploration Company (b) .............................            85,334
          1,229   Overseas Shipholding Group, Inc. .............................            41,835
          1,338   Petro-Canada .................................................            51,406
          2,225   Plains Exploration & Production Company (b) ..................            60,876
          9,402   Quicksilver Resources, Inc. (b) ..............................            87,345
          1,362   Repsol YPF S.A., ADR .........................................            30,454
          2,355   Stone Energy Corp. (b) .......................................            17,474
          1,474   Swift Energy Company (b) .....................................            24,542
                                                                                   ---------------
                                                                                           559,784
                                                                                   ---------------
                  PAPER & FOREST PRODUCTS - 2.2%
         10,233   MeadWestvaco Corp. ...........................................           167,924
                                                                                   ---------------
                  PHARMACEUTICALS - 6.9%
          9,241   Johnson & Johnson ............................................           524,889
                                                                                   ---------------
                  PROFESSIONAL SERVICES - 1.1%
          6,879   MPS Group, Inc. (b) ..........................................            52,556
          1,340   School Specialty, Inc. (b) ...................................            27,081
                                                                                   ---------------
                                                                                            79,637
                                                                                   ---------------
                  REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0%
          3,565   Cedar Shopping Centers, Inc. .................................            16,114
          5,342   DiamondRock Hospitality Company ..............................            33,441
          3,936   Medical Properties Trust, Inc. ...............................            23,892
                                                                                   ---------------
                                                                                            73,447
                                                                                   ---------------

                        See Notes to Financial Statements

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

     SHARES                                 DESCRIPTION                                 VALUE
---------------   --------------------------------------------------------------   ---------------
COMMON STOCKS - (CONTINUED)
                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
         10,703   Fairchild Semiconductor International, Inc. (b) ..............   $        74,814
          9,013   Integrated Device Technology, Inc. (b) .......................            54,439
          5,546   Intersil Corp., Class A ......................................            69,713
                                                                                   ---------------
                                                                                           198,966
                                                                                   ---------------
                  SPECIALTY RETAIL - 2.4%
            442   AutoZone, Inc. (b) ...........................................            66,791
          4,578   Cabela's Inc. (b) ............................................            56,309
            885   Jos. A. Bank Clothiers, Inc. (b) .............................            30,497
            647   Tractor Supply Company (b) ...................................            26,734
                                                                                   ---------------
                                                                                           180,331
                                                                                   ---------------
                  THRIFTS & MORTGAGE FINANCE - 1.0%
          6,820   First Niagara Financial Group, Inc. ..........................            77,884
                                                                                   ---------------
                  TOBACCO - 1.6%
          3,606   Universal Corp. ..............................................           119,395
                                                                                   ---------------
                  TRADING COMPANIES & DISTRIBUTORS - 0.5%
          5,767   United Rentals, Inc. (b) .....................................            37,428
                                                                                   ---------------
                  TOTAL INVESTMENTS - 97.5% ....................................         7,404,783
                  (Cost $7,332,377) (c)
                  NET OTHER ASSETS AND LIABILITIES - 2.5% ......................           191,989
                                                                                   ---------------
                  NET ASSETS - 100.0% ..........................................   $     7,596,772
                                                                                   ===============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $633,457 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $561,051.

ADR  American Depositary Receipt

VALUATION INPUTS

A summary of inputs used to value the Portfolio's investments as of June 30, 2009 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                      LEVEL 2        LEVEL 3
                        TOTAL MARKET     LEVEL 1    SIGNIFICANT    SIGNIFICANT
                          VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                          06/30/09        PRICE        INPUTS        INPUTS
                        ------------   ----------   -----------   ------------
Total Investments*       $7,404,783    $7,404,783       $--            $--
                         ----------    ----------       ---            ---

*    See the Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2009 (UNAUDITED)

     SHARES                                 DESCRIPTION                                 VALUE
---------------   --------------------------------------------------------------   ---------------
COMMON STOCKS - 99.2%
                  AEROSPACE & DEFENSE - 1.0%
          2,338   Axsys Technologies, Inc. (b) .................................   $       125,410
                                                                                   ---------------
                  BIOTECHNOLOGY - 12.3%
         15,555   Amgen, Inc. (b) ..............................................           823,482
         18,277   Myriad Genetics, Inc. (b) ....................................           651,575
          4,569   Myriad Pharmaceuticals, Inc. (b) .............................            21,247
                                                                                   ---------------
                                                                                         1,496,304
                                                                                   ---------------
                  CONTAINERS & PACKAGING - 2.2%
          7,073   Rock-Tenn Company, Class A ...................................           269,906
                                                                                   ---------------
                  DIVERSIFIED CONSUMER SERVICES - 23.8%
         11,565   Apollo Group, Inc., Class A (b) ..............................           822,503
         14,083   DeVry, Inc. ..................................................           704,713
          7,533   ITT Educational Services, Inc. (b) ...........................           758,272
          2,765   Strayer Education, Inc. ......................................           603,074
                                                                                   ---------------
                                                                                         2,888,562
                                                                                   ---------------
                  FOOD & STAPLES RETAILING - 1.1%
          2,692   Nash Finch Company ...........................................            72,845
          5,170   Spartan Stores, Inc. .........................................            64,160
                                                                                   ---------------
                                                                                           137,005
                                                                                   ---------------
                  FOOD PRODUCTS - 1.5%
          6,085   TreeHouse Foods, Inc. (b) ....................................           175,065
                                                                                   ---------------
                  HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
          4,620   Greatbatch, Inc. (b) .........................................           104,458
                                                                                   ---------------
                  HEALTH CARE TECHNOLOGY - 1.4%
          4,509   Computer Programs & Systems, Inc. ............................           172,740
                                                                                   ---------------
                  HOTELS, RESTAURANTS & LEISURE - 9.2%
         14,510   McDonald's Corp. .............................................           834,180
          5,719   Panera Bread Company, Class A (b) ............................           285,149
                                                                                   ---------------
                                                                                         1,119,329
                                                                                   ---------------
                  INTERNET & CATALOG RETAIL - 3.9%
         11,413   Netflix, Inc. (b) ............................................           471,813
                                                                                   ---------------
                  IT SERVICES - 7.5%
          4,080   ManTech International Corp., Class A (b) .....................           175,603
         39,806   SAIC, Inc. (b) ...............................................           738,401
                                                                                   ---------------
                                                                                           914,004
                                                                                   ---------------
                  METALS & MINING - 2.9%
          6,314   Compass Minerals International, Inc. .........................           346,702
                                                                                   ---------------
                  MULTILINE RETAIL - 12.5%
         18,036   Dollar Tree, Inc. (b) ........................................           759,316
         26,784   Family Dollar Stores, Inc. ...................................           757,987
                                                                                   ---------------
                                                                                         1,517,303
                                                                                   ---------------
                  PHARMACEUTICALS - 7.1%
         15,141   Johnson & Johnson ............................................           860,009
                                                                                   ---------------

                        See Notes to Financial Statements

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

     SHARES                                 DESCRIPTION                                 VALUE
---------------   --------------------------------------------------------------   ---------------
COMMON STOCKS - (CONTINUED)
                  SPECIALTY RETAIL - 11.9%
          6,527   AutoZone, Inc. (b) ...........................................   $       986,295
          4,823   Jos. A. Bank Clothiers, Inc. (b) .............................           166,201
          7,093   Tractor Supply Company (b) ...................................           293,083
                                                                                   ---------------
                                                                                         1,445,579
                                                                                   ---------------
                  TOTAL INVESTMENTS - 99.2%
                  (Cost $12,045,275) (c) .......................................        12,044,189
                  NET OTHER ASSETS AND LIABILITIES - 0.8% ......................            98,823
                                                                                   ---------------
                  NET ASSETS - 100.0% ..........................................   $    12,143,012
                                                                                   ===============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $580,319 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $581,405.

VALUATION INPUTS

A summary of inputs used to value the Portfolio's investments as of June 30, 2009 is as follows (See Note 2A- Portfolio Valuation in the Notes to Financial Statements):

                                                     LEVEL 2        LEVEL 3
                      TOTAL MARKET     LEVEL 1     SIGNIFICANT    SIGNIFICANT
                        VALUE AT        QUOTED      OBSERVABLE   UNOBSERVABLE
                        06/30/09        PRICE         INPUTS        INPUTS
                      ------------   -----------   -----------   ------------
Total Investments*     $12,044,189   $12,044,189       $--            $--
                       -----------   -----------       ---            ---

*    See the Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2009 (UNAUDITED)

                                                                                             THE DOW(R)      GLOBAL
                                                                   TARGET     THE DOW(R)      TARGET        DIVIDEND
                                                                MANAGED VIP     DART 10      DIVIDEND      TARGET 15
                                                                 PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                -----------   ----------   ------------   -----------
ASSETS:
Investments, at value (1) ...................................   $26,651,348   $4,933,951   $ 15,252,389   $35,070,289
Cash ........................................................       461,855      137,038        358,894       421,215
Prepaid expenses ............................................         1,496          443          7,501         1,778
Receivables:
      Dividends .............................................        16,352        9,255         18,873        38,285
      Dividend reclaims .....................................         3,213           --             --            --
      Interest ..............................................            26            6             10            39
      Membership Interests purchased ........................            --           --          6,794            --
      From Investment Advisor ...............................            --           --             --            --
                                                                -----------   ----------   ------------   -----------
         Total Assets .......................................    27,134,290    5,080,693     15,644,461    35,531,606
                                                                -----------   ----------   ------------   -----------
LIABILITIES:
Payables:
      Investment advisory fees ..............................        15,421          985          9,288        23,905
      Membership Interest servicing fees ....................        21,605        4,277         12,631        26,690
      12b-1 service fees ....................................         5,515        1,081          3,296         7,319
      Custodian fees ........................................        12,534        2,289          3,739        18,344
      Administrative fees ...................................           574          112            343           761
      Audit fees ............................................         8,124        8,124          8,124         8,124
      Legal fees ............................................         4,315          604          2,163         8,041
      Printing fees .........................................         5,089        5,089          5,089         5,089
      Licensing fees ........................................         3,602          946             --            --
      Investment securities purchased .......................            --           --        150,706            --
      Membership Interests redeemed .........................       166,448        2,999             --         6,204
      Trustees' fees and expenses ...........................           868           --             44           605
Accrued expenses and other payables .........................         4,478        1,307          2,028         4,264
                                                                -----------   ----------   ------------   -----------
         Total Liabilities ..................................       248,573       27,813        197,451       109,346
                                                                -----------   ----------   ------------   -----------
NET ASSETS ..................................................   $26,885,717   $5,052,880   $ 15,447,010   $35,422,260
                                                                ===========   ==========   ============   ===========
(1) Investments, at cost ....................................   $29,961,718   $5,675,145   $ 20,536,739   $44,538,570
                                                                ===========   ==========   ============   ===========
NET ASSETS CONSIST OF:
Paid-in capital .............................................   $13,707,725   $5,023,439   $ 30,665,925   $32,881,195
Accumulated net investment income (loss) ....................     3,345,981    1,251,614      5,718,236    10,983,273
Accumulated net realized gain (loss) on investments sold and
   foreign currency transactions ............................    13,142,381     (480,979)   (15,652,801)    1,026,067
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation .............................    (3,310,370)    (741,194)    (5,284,350)   (9,468,275)
                                                                -----------   ----------   ------------   -----------
NET ASSETS ..................................................   $26,885,717   $5,052,880   $ 15,447,010   $35,422,260
                                                                ===========   ==========   ============   ===========
NET ASSET VALUE, offering price and redemption price of
   Membership Interests outstanding (Net Assets /
      Membership Interests outstanding) .....................   $      6.76   $     6.87   $       5.69   $     15.20
                                                                ===========   ==========   ============   ===========
Number of Membership Interests outstanding ..................     3,979,238      735,255      2,713,447     2,330,240
                                                                ===========   ==========   ============   ===========

                        See Notes to Financial Statements

                              FIRST TRUST
   S&P(R)      NASDAQ(R)        TARGET      VALUE LINE(R)
 TARGET 24     TARGET 15      FOCUS FOUR      TARGET 25
 PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
-----------   -----------    ------------   -------------

$ 6,949,928   $ 2,584,268    $  7,404,783    $12,044,189
    237,978        98,011         436,933        143,040
      3,077         2,743             482          1,103

        685           832           3,665          4,743
         --            --             208             --
         10             5              14              5
     37,804           263          42,333             --
         --           345           1,106             --
-----------   -----------    ------------    -----------
  7,229,482     2,686,467       7,889,524     12,193,080
-----------   -----------    ------------    -----------


      1,955            --              --          8,336
      4,980         2,158           5,054         10,702
      1,435           541           1,517          2,462
      3,875         2,835          17,986          4,164
        149            56             158            256
      8,124         8,124           8,124          8,124
        105           138           1,596            176
      5,089         5,089           5,089          5,089
         --            --           1,605          4,311
         --            --         250,887             --
         --            --              --          4,756
         --             7              --            132
        553           256             736          1,560
-----------   -----------    ------------    -----------
     26,265        19,204         292,752         50,068
-----------   -----------    ------------    -----------
$ 7,203,217   $ 2,667,263    $  7,596,772    $12,143,012
===========   ===========    ============    ===========
$ 7,271,743   $ 2,275,145    $  7,332,377    $12,045,275
===========   ===========    ============    ===========

$ 8,671,048   $ 7,599,087    $ 28,365,699    $16,523,738
     44,320      (474,269)        (64,744)    (1,032,731)

 (1,190,336)   (4,766,678)    (20,776,589)    (3,346,909)

   (321,815)      309,123          72,406         (1,086)
-----------   -----------    ------------    -----------
$ 7,203,217   $ 2,667,263    $  7,596,772    $12,143,012
===========   ===========    ============    ===========


$      6.74   $      6.07    $       3.25    $      2.68
===========   ===========    ============    ===========
  1,068,990       439,717       2,340,890      4,529,283
===========   ===========    ============    ===========

                        See Notes to Financial Statements

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

                                                                                                   THE DOW(R)       GLOBAL
                                                                        TARGET       THE DOW(R)      TARGET        DIVIDEND
                                                                      MANAGED VIP     DART 10       DIVIDEND       TARGET 15
                                                                       PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                     ------------   -----------   ------------   ------------
INVESTMENT INCOME:
Dividends ........................................................   $    366,006   $   108,963   $    407,799   $    354,310
Foreign withholding tax on dividend income .......................        (22,869)           --           (538)            --
Interest .........................................................             89            29             52            137
                                                                     ------------   -----------   ------------   ------------
   Total investment income .......................................        343,226       108,992        407,313        354,447
                                                                     ------------   -----------   ------------   ------------
EXPENSES:
Investment advisory fees .........................................         76,942        15,646         44,125         86,612
Membership Interest servicing fees ...............................         46,025         9,521         26,433         51,937
12b-1 service fees ...............................................         32,060         6,519         18,385         36,088
Licensing fees ...................................................         15,125         1,487          4,959             --
Custodian fees ...................................................         13,013         3,579          4,556         18,295
Audit fees .......................................................          8,842         8,842          8,842          8,842
Fund accounting fees .............................................          7,053         1,434          4,045          7,939
Legal fees .......................................................          7,047         1,110          4,173         10,078
Printing fees ....................................................          5,385         5,385          5,385          5,385
Trustees' fees and expenses ......................................          4,738         1,038          2,651          5,227
Administration fees ..............................................          3,334           678          1,912          3,753
Other ............................................................          6,847         2,126          3,523          8,776
                                                                     ------------   -----------   ------------   ------------
   Total expenses ................................................        226,411        57,365        128,989        242,932
   Fees waived or expenses reimbursed by the investment advisor ..        (37,902)      (19,033)       (20,884)       (30,733)
                                                                     ------------   -----------   ------------   ------------
Net expenses .....................................................        188,509        38,332        108,105        212,199
                                                                     ------------   -----------   ------------   ------------
NET INVESTMENT INCOME (LOSS) .....................................        154,717        70,660        299,208        142,248
                                                                     ------------   -----------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments ...................................................    (22,558,659)   (2,284,864)   (12,209,302)   (19,069,093)
   Foreign currency transactions .................................             --            --             --         15,221
                                                                     ------------   -----------   ------------   ------------
Net realized gain (loss) .........................................    (22,558,659)   (2,284,864)   (12,209,302)   (19,053,872)
                                                                     ------------   -----------   ------------   ------------
Net change in unrealized appreciation (depreciation) on:
   Investments ...................................................     20,404,364     1,330,124      7,743,583     20,702,886
   Foreign currency translation ..................................             --            --             --          2,891
                                                                     ------------   -----------   ------------   ------------
Net change in unrealized appreciation (depreciation) .............     20,404,364     1,330,124      7,743,583     20,705,777
                                                                     ------------   -----------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ..........................     (2,154,295)     (954,740)    (4,465,719)     1,651,905
                                                                     ------------   -----------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .....................................   $ (1,999,578)  $  (884,080)  $ (4,166,511)  $  1,794,153
                                                                     ============   ===========   ============   ============

                        See Notes to Financial Statements

                            FIRST TRUST
   S&P(R)      NASDAQ(R)       TARGET     VALUE LINE(R)
 TARGET 24     TARGET 15     FOCUS FOUR     TARGET 25
 PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
-----------   -----------   -----------   -------------

$    79,735   $    13,252   $    69,687   $     56,564
         --            --        (1,608)            --
         41            22            51             33
-----------   -----------   -----------   ------------
     79,776        13,274        68,130         56,597
-----------   -----------   -----------   ------------

     18,855         8,236        15,551         40,021
     10,975         4,866         8,962         24,315
      7,856         3,432         6,480         16,675
      2,480         2,480         2,033          7,935
      7,388         3,983        21,672          6,523
      8,842         8,842         8,842          8,842
      1,728           755         1,425          3,669
      1,361           791         3,198            152
      5,385         5,385         5,385          5,385
      1,172           531           802          2,642
        817           357           674          1,734
      2,253         1,828         4,994          3,623
-----------   -----------   -----------   ------------
     69,112        41,486        80,018        121,516
    (22,918)      (21,307)      (44,509)       (23,465)
-----------   -----------   -----------   ------------
     46,194        20,179        35,509         98,051
-----------   -----------   -----------   ------------
     33,582        (6,905)       32,621        (41,454)
-----------   -----------   -----------   ------------


 (1,721,316)   (1,077,779)   (2,130,200)   (15,395,604)
         --            --            --             --
-----------   -----------   -----------   ------------
 (1,721,316)   (1,077,779)   (2,130,200)   (15,395,604)
-----------   -----------   -----------   ------------

  1,371,065     1,040,554     2,339,815     15,344,497
         --            --            --             --
-----------   -----------   -----------   ------------
  1,371,065     1,040,554     2,339,815     15,344,497
-----------   -----------   -----------   ------------
   (350,251)      (37,225)      209,615        (51,107)
-----------   -----------   -----------   ------------

$  (316,669)  $   (44,130)  $   242,236   $    (92,561)
===========   ===========   ===========   ============

                        See Notes to Financial Statements

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

                                                                                                   THE DOW(R)       GLOBAL
                                                                        TARGET       THE DOW(R)      TARGET        DIVIDEND
                                                                      MANAGED VIP     DART 10       DIVIDEND       TARGET 15
                                                                       PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                     ------------   -----------   ------------   ------------
OPERATIONS:
Net investment income (loss) .....................................   $    154,717   $    70,660   $    299,208   $    142,248
Net realized gain (loss) .........................................    (22,558,659)   (2,284,864)   (12,209,302)   (19,053,872)
Net change in unrealized appreciation (depreciation) .............     20,404,364     1,330,124      7,743,583     20,705,777
                                                                     ------------   -----------   ------------   ------------
Net increase (decrease) in net assets resulting from operations ..     (1,999,578)     (884,080)    (4,166,511)     1,794,153
Net increase (decrease) in net assets from Membership Interest
   transactions ..................................................     (3,395,899)   (1,143,830)      (755,230)    (2,435,390)
                                                                     ------------   -----------   ------------   ------------
Total net increase (decrease) in net assets ......................     (5,395,477)   (2,027,910)    (4,921,741)      (641,237)
NET ASSETS:
Beginning of period ..............................................     32,281,194     7,080,790     20,368,751     36,063,497
                                                                     ------------   -----------   ------------   ------------
End of period ....................................................   $ 26,885,717   $ 5,052,880   $ 15,447,010   $ 35,422,260
                                                                     ============   ===========   ============   ============
Accumulated net investment income (loss) at end of period ........   $  3,345,981   $ 1,251,614   $  5,718,236   $ 10,983,273
                                                                     ============   ===========   ============   ============

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                                    THE DOW(R)        GLOBAL
                                                                         TARGET       THE DOW(R)      TARGET         DIVIDEND
                                                                      MANAGED VIP      DART 10       DIVIDEND       TARGET 15
                                                                       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                     -------------   -----------   ------------   -------------
OPERATIONS:
Net investment income (loss) .....................................   $     644,149   $   144,173   $  1,249,371   $   3,211,120
Net realized gain (loss) .........................................      (5,794,495)   (1,220,472)   (12,445,166)     (4,246,072)
Net change in unrealized appreciation (depreciation) .............     (41,784,051)   (2,114,259)   (10,516,246)    (43,596,779)
                                                                     -------------   -----------   ------------   -------------
Net increase (decrease) in net assets resulting from operations ..     (46,934,397)   (3,190,558)   (21,712,041)    (44,631,731)
Net increase (decrease) in net assets from Membership Interest
   transactions ..................................................     (94,918,522)   (5,900,561)   (40,819,334)    (93,046,121)
                                                                     -------------   -----------   ------------   -------------
Total net increase (decrease) in net assets ......................    (141,852,919)   (9,091,119)   (62,531,375)   (137,677,852)
NET ASSETS:
Beginning of period ..............................................     174,134,113    16,171,909     82,900,126     173,741,349
                                                                     -------------   -----------   ------------   -------------
End of period ....................................................   $  32,281,194   $ 7,080,790   $ 20,368,751   $  36,063,497
                                                                     =============   ===========   ============   =============
Accumulated net investment income (loss) at end of period ........   $   3,191,264   $ 1,180,954   $  5,419,028   $  10,841,025
                                                                     =============   ===========   ============   =============

                        See Notes to Financial Statements

                             FIRST TRUST
   S&P(R)      NASDAQ(R)    TARGET FOCUS   VALUE LINE(R)
 TARGET 24     TARGET 15        FOUR         TARGET 25
 PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
-----------   -----------   ------------   -------------

$    33,582   $    (6,905)  $    32,621    $    (41,454)
 (1,721,316)   (1,077,779)   (2,130,200)    (15,395,604)
  1,371,065     1,040,554     2,339,815      15,344,497
-----------   -----------   -----------    ------------
   (316,669)      (44,130)      242,236         (92,561)

   (238,177)     (465,455)    2,646,988      (2,950,814)
-----------   -----------   -----------    ------------
   (554,846)     (509,585)    2,889,224      (3,043,375)

  7,758,063     3,176,848     4,707,548      15,186,387
-----------   -----------   -----------    ------------
$ 7,203,217   $ 2,667,263   $ 7,596,772    $ 12,143,012
===========   ===========   ===========    ============
$    44,320   $  (474,269)  $   (64,744)   $ (1,032,731)
===========   ===========   ===========    ============

                             FIRST TRUST
   S&P(R)      NASDAQ(R)    TARGET FOCUS   VALUE LINE(R)
 TARGET 24     TARGET 15        FOUR         TARGET 25
 PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
-----------   -----------   ------------   -------------

$    10,607   $   (47,925)  $   126,294    $    (69,031)
 (1,249,596)   (3,046,064)   (3,102,046)      1,078,530
 (2,274,518)   (1,639,624)   (2,291,626)    (22,508,140)
-----------   -----------   -----------    ------------
 (3,513,507)   (4,733,613)   (5,267,378)    (21,498,641)

 (4,517,667)   (3,405,552)   (2,732,915)     (7,313,269)
-----------   -----------   -----------    ------------
 (8,031,174)   (8,139,165)   (8,000,293)    (28,811,910)

 15,789,237    11,316,013    12,707,841      43,998,297
-----------   -----------   -----------    ------------
$ 7,758,063   $ 3,176,848   $ 4,707,548    $ 15,186,387
===========   ===========   ===========    ============
$    10,738   $  (467,364)  $   (97,365)   $   (991,277)
===========   ===========   ===========    ============

                        See Notes to Financial Statements

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS - MEMBERSHIP INTEREST ACTIVITY FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

                                             THE DOW(R)      GLOBAL
                     TARGET     THE DOW(R)    TARGET        DIVIDEND
                  MANAGED VIP    DART 10      DIVIDEND      TARGET 15
                   PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO
                 ------------  -----------  ------------  -------------
AMOUNT:
Sold ..........  $  3,678,905  $   843,663  $  3,469,368  $   5,212,718
Redeemed ......    (7,074,804)  (1,987,493)   (4,224,598)    (7,648,108)
                 ------------  -----------  ------------  -------------
Net increase
  (decrease)...  $ (3,395,899) $(1,143,830) $   (755,230) $  (2,435,390)
                 ============  ===========  ============  =============
MEMBERSHIP
  INTEREST:
Sold ..........       563,574      128,343       596,772        370,032
Redeemed ......    (1,143,354)    (325,194)     (790,667)      (670,741)
                 ------------  -----------  ------------  -------------
Net increase
  (decrease)...      (579,780)    (196,851)     (193,895)      (300,709)
                 ============  ===========  ============  =============

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS - MEMBERSHIP INTEREST ACTIVITY FOR THE YEAR ENDED DECEMBER 31, 2008

                                               THE DOW(R)       GLOBAL
                     TARGET      THE DOW(R)      TARGET        DIVIDEND
                  MANAGED VIP      DART 10      DIVIDEND       TARGET 15
                   PORTFOLIO      PORTFOLIO    PORTFOLIO       PORTFOLIO
                 -------------  ------------  ------------   -------------
AMOUNT:
Sold ..........  $  20,087,877  $  4,345,016  $ 17,805,841   $  15,396,588
Redeemed ......   (115,006,399)  (10,245,577)  (58,625,175)   (108,442,709)
                 -------------  ------------  ------------   -------------
Net increase
  (decrease)...  $ (94,918,522) $ (5,900,561) $(40,819,334)  $ (93,046,121)
                 =============  ============  ============   =============
MEMBERSHIP
  INTEREST:
Sold ..........      1,828,674       484,192     1,709,948         704,290
Redeemed ......    (10,846,615)   (1,073,926)   (5,835,950)     (5,323,652)
                 -------------  ------------  ------------   -------------
Net increase
  (decrease)...     (9,017,941)     (589,734)   (4,126,002)     (4,619,362)
                 =============  ============  ============   =============

                        See Notes to Financial Statements

                           FIRST TRUST
   S&P(R)      NASDAQ(R)  TARGET FOCUS  VALUE LINE(R)
 TARGET 24    TARGET 15       FOUR        TARGET 25
 PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
-----------  -----------  ------------  -------------

$ 2,130,656  $ 2,583,907  $  4,289,211  $  1,206,514
 (2,368,833)  (3,049,362)   (1,642,223)   (4,157,328)
-----------  -----------  ------------  ------------

$  (238,177) $  (465,455) $  2,646,988  $ (2,950,814)
===========  ===========  ============  ============


    325,778      468,470     1,455,023       440,544
   (369,139)    (551,573)     (569,737)   (1,607,786)
-----------  -----------  ------------  ------------

    (43,361)     (83,103)      885,286    (1,167,242)
===========  ===========  ============  ============

                            FIRST TRUST
   S&P(R)       NASDAQ(R)  TARGET FOCUS  VALUE LINE(R)
  TARGET 24    TARGET 15       FOUR        TARGET 25
  PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
------------  -----------  ------------  -------------

$  8,851,343  $ 4,469,246  $ 14,326,922  $ 12,955,700
 (13,369,010)  (7,874,798)  (17,059,837)  (20,268,969)
------------  -----------  ------------  ------------

$ (4,517,667) $(3,405,552) $ (2,732,915) $ (7,313,269)
============  ===========  ============  ============


   1,119,789      598,329     2,885,841     2,809,127
  (1,641,109)    (989,641)   (3,638,533)   (4,561,166)
------------  -----------  ------------  ------------

    (521,320)    (391,312)     (752,692)   (1,752,039)
============  ===========  ============  ============

                        See Notes to Financial Statements

TARGET MANAGED VIP PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                    SIX MONTHS
                                                       ENDED          YEAR          YEAR        YEAR       YEAR         YEAR
                                                     06/30/09         ENDED         ENDED       ENDED      ENDED        ENDED
                                                    (UNAUDITED)     12/31/08      12/31/07    12/31/06   12/31/05     12/31/04
                                                    ----------      --------      --------    --------   --------     --------
Net asset value, beginning of period ............   $     7.08      $  12.83      $  11.72    $  10.51   $   9.80     $   8.73
                                                    ----------      --------      --------    --------   --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ....................         0.04(a)       0.08(a)       0.07(a)     0.06       0.03         0.01(a)
Net realized and unrealized gain (loss) .........        (0.36)        (5.83)         1.04        1.15       0.68         1.06
                                                    ----------      --------      --------    --------   --------     --------
Total from investment operations ................        (0.32)        (5.75)         1.11        1.21       0.71         1.07
                                                    ----------      --------      --------    --------   --------     --------
Net asset value, end of period ..................   $     6.76      $   7.08      $  12.83    $  11.72   $  10.51     $   9.80
                                                    ==========      ========      ========    ========   ========     ========
TOTAL RETURN (b) ................................        (4.52)%(c)   (44.82)%(c)     9.47%      11.51%      7.24%(c)    12.26%(c)
                                                    ==========      ========      ========    ========   ========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ............   $   26,886      $ 32,281      $174,134    $203,868   $182,892     $108,473
Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ..........................         1.77%(d)      1.51%         1.35%       1.37%      1.48%        2.07%
Ratio of operating expenses to average
   net assets ...................................         1.47%(d)      1.47%         1.35%       1.37%      1.47%        1.47%
Ratio of net investment income to average
   net assets ...................................         1.21%(d)      0.75%         0.53%       0.54%      0.26%        0.14%
Portfolio turnover rate .........................          111%          155%           88%         94%        76%          43%

----------
(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)  Annualized.

                       See Notes to Financial Statements

THE DOW(R) DART 10 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                   SIX MONTHS
                                                      ENDED          YEAR          YEAR         YEAR        YEAR          YEAR
                                                    06/30/09         ENDED         ENDED        ENDED       ENDED         ENDED
                                                   (UNAUDITED)     12/31/08      12/31/07     12/31/06    12/31/05      12/31/04
                                                   ----------      --------      --------     --------    --------      --------
Net asset value, beginning of period ...........   $     7.60      $  10.63      $  10.56     $   8.41    $   8.69      $   8.37
                                                   ----------      --------      --------     --------    --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...................         0.09(a)       0.13(a)       0.11(a)      0.14(a)     0.14(a)       0.15(a)
Net realized and unrealized gain (loss) ........        (0.82)        (3.16)        (0.04)        2.01       (0.42)          0.17
                                                   ----------      --------      --------     --------    --------      --------
Total from investment operations ...............        (0.73)        (3.03)         0.07          215       (0.28)         0.32
                                                   ----------      --------      --------     --------    --------      --------
Net asset value, end of period .................   $     6.87      $   7.60      $  10.63     $  10.56    $   8.41      $   8.69
                                                   ==========      ========      ========     ========    ========      ========
TOTAL RETURN (b) ...............................        (9.61)%(c)   (28.50)%(c)     0.66%(c)    25.56%      (3.22)%(c)     3.82%(c)
                                                   ==========      ========      ========     ========    ========      ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........   $    5,053      $  7,081      $ 16,172     $ 27,955    $ 11,611      $ 12,749
Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .........................         2.20%(d)      1.81%         1.56%        1.47%       1.59%         2.33%
Ratio of operating expenses to average
   net assets ..................................         1.47%(d)      1.47%         1.47%        1.47%       1.47%         1.47%
Ratio of net investment income to average
   net assets ..................................         2.71%(d)      1.42%         1.01%        1.47%       1.66%         1.84%
Portfolio turnover rate ........................          103%          105%           98%          82%        145%           57%

----------
(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)  Annualized.

                        See Notes to Financial Statements

THE DOW(R) TARGET DIVIDEND PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                   SIX MONTHS
                                                     ENDED        YEAR         YEAR       YEAR         PERIOD
                                                    06/30/09      ENDED        ENDED      ENDED        ENDED
                                                  (UNAUDITED)   12/31/08     12/31/07   12/31/06    12/31/05 (a)
                                                  -----------   --------     --------   --------    ------------
Net asset value, beginning of period ..........   $  7.01       $ 11.79      $ 11.66    $   9.87    $ 10.00
                                                  -------       -------      -------    --------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ..................      0.11(b)       0.28(b)      0.25(b)     0.23(b)    0.12(b)
Net realized and unrealized gain (loss) .......     (1.43)        (5.06)       (0.12)       1.56      (0.25)
                                                  -------       -------      -------    --------    -------
Total from investment operations ..............     (1.32)        (4.78)        0.13        1.79      (0.13)
                                                  -------       -------      -------    --------    -------
Net asset value, end of period ................   $  5.69       $  7.01      $ 11.79    $  11.66    $  9.87
                                                  =======       =======      =======    ========    =======
TOTAL RETURN (c) ..............................    (18.83)%(d)   (40.54)%(d)    1.12%      18.14%     (1.30)%(d)
                                                  =======       =======      =======    ========    =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........   $15,447       $20,369      $82,900    $100,906    $58,438
Ratio of operating expenses to average net
   assets without fee waivers and expenses
   reimbursed .................................      1.75%(e)      1.47%        1.36%       1.37%      1.52%(e)
Ratio of operating expenses to average net
   assets .....................................      1.47%(e)      1.47%        1.36%       1.37%      1.47%(e)
Ratio of net investment income to average net
   assets .....................................      4.07%(e)      2.76%        2.06%       2.11%      2.00%(e)
Portfolio turnover rate .......................       111%          172%          83%         78%        18%

----------
(a)  The Portfolio commenced operations on May 2, 2005.

(b) Per Membership Interest values have been calculated using the average share method.

(c) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(d) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(e)  Annualized.

                        See Notes to Financial Statements

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                   SIX MONTHS
                                                     ENDED        YEAR         YEAR        YEAR          YEAR         YEAR
                                                    06/30/09      ENDED        ENDED      ENDED         ENDED         ENDED
                                                  (UNAUDITED)   12/31/08     12/31/07    12/31/06    12/31/05 (a)   12/31/04
                                                  -----------   --------     --------    --------    ------------   --------
Net asset value, beginning of period ..........   $ 13.71       $ 23.96      $  21.14    $  15.27     $ 13.86       $ 11.05
                                                  -------       -------      --------    --------     -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ..................      0.06(b)       0.72(b)       0.60(b)     0.63(b)     0.35(b)       0.27(b)
Net realized and unrealized gain (loss) .......      1.43        (10.97)         2.22        5.24        1.06          2.54
                                                  -------       -------      --------    --------     -------       -------
Total from investment operations ..............      1.49        (10.25)         2.82        5.87        1.41          2.81
                                                  -------       -------      --------    --------     -------       -------
Net asset value, end of period ................   $ 15.20       $ 13.71      $  23.96    $  21.14     $ 15.27       $ 13.86
                                                  =======       =======      ========    ========     =======       =======
TOTAL RETURN (c) ..............................     10.87%(d)    (42.78)%(d)    13.34%      38.44%      10.17%(d)     25.43%(d)
                                                  =======       =======      ========    ========     =======       =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........   $35,422       $36,063      $173,741    $128,836     $36,791       $22,618
Ratio of operating expenses to average net
   assets without fee waivers and expenses
   reimbursed .................................      1.68%(e)      1.53%         1.39%       1.47%       1.61%         2.67%
Ratio of operating expenses to average net
   assets .....................................      1.47%(e)      1.47%         1.39%       1.47%       1.47%         1.47%
Ratio of net investment income to average net
   assets .....................................      0.99%(e)      3.47%         2.56%       3.45%       2.49%         2.18%
Portfolio turnover rate .......................        88%          105%           60%         33%         70%           49%

----------
(a) Effective May 2, 2005, based upon the determination of the Fund's Board of Trustees, the Portfolio changed its name from the Global Target 15 Portfolio to the Global Dividend Target 15 Portfolio.

(b) Per Membership Interest values have been calculated using the average share method.

(c) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(d) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(e)  Annualized.

                        See Notes to Financial Statements

S&P(R) TARGET 24 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                   SIX MONTHS
                                                     ENDED        YEAR          YEAR       YEAR         YEAR        YEAR
                                                    06/30/09      ENDED        ENDED       ENDED       ENDED       ENDED
                                                  (UNAUDITED)   12/31/08     12/31/07    12/31/06    12/31/05    12/31/04
                                                  -----------   --------     --------    --------    --------    --------
Net asset value, beginning of period ..........   $ 6.97        $  9.66      $  9.28     $  9.02     $  8.66     $  7.62
                                                  ------        -------      -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ..................     0.03(a)        0.01         0.04(a)    (0.04)       0.02       (0.03)
Net realized and unrealized gain (loss) .......    (0.26)         (2.70)        0.34        0.30        0.34        1.07
                                                  ------        -------      -------     -------     -------     -------
Total from investment operations ..............    (0.23)         (2.69)        0.38        0.26        0.36        1.04
                                                  ------        -------      -------     -------     -------     -------
Net asset value, end of period ................   $ 6.74        $  6.97      $  9.66     $  9.28     $  9.02     $  8.66
                                                  ======        =======      =======     =======     =======     =======
TOTAL RETURN (b) ..............................    (3.30)%(c)    (27.85)%(c)    4.10%(c)    2.88%(c)    4.16%(c)   13.65%
                                                  ======        =======      =======     =======     =======     =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........   $7,203        $  7,758     $15,789     $16,057     $18,049     $14,158
Ratio of operating expenses to average net
   assets without fee waivers and expenses
   reimbursed .................................     2.20%(d)       1.83%        1.55%       1.56%       1.58%       2.37%
Ratio of operating expenses to average net
   assets .....................................     1.47%(d)       1.47%        1.47%       1.47%       1.47%       1.47%
Ratio of net investment income (loss) to
   average net assets .........................     1.07%(d)       0.10%        0.43%      (0.40)%      0.20%      (0.51)%
Portfolio turnover rate .......................      128%           202%         115%        106%        113%        104%

----------
(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)  Annualized.

                        See Notes to Financial Statements

NASDAQ(R) TARGET 15 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                   SIX MONTHS
                                                      ENDED       YEAR         YEAR        YEAR       YEAR        YEAR
                                                    06/30/09      ENDED        ENDED       ENDED      ENDED       ENDED
                                                  (UNAUDITED)   12/31/08     12/31/07    12/31/06   12/31/05    12/31/04
                                                  -----------   --------     --------    --------   --------   ----------
Net asset value, beginning of period ..........   $ 6.08        $ 12.38      $ 10.17     $ 9.34     $ 9.04     $ 9.29
                                                  ------        -------      -------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ..................    (0.01)(a)      (0.07)(a)    (0.04)(a)  (0.11)(a)  (0.07)(a)  (0.10)(a)
Net realized and unrealized gain (loss) .......     0.00          (6.23)        2.25       0.94       0.37      (0.15)
                                                  ------        -------      -------     ------     ------     ------
Total from investment operations ..............    (0.01)         (6.30)        2.21       0.83       0.30      (0.25)
                                                  ------        -------      -------     ------     ------     ------
Net asset value, end of period ................   $ 6.07        $  6.08      $ 12.38     $10.17     $ 9.34     $ 9.04
                                                  ======        =======      =======     ======     ======     ======
TOTAL RETURN (b) ..............................    (0.16)%(c)    (50.89)%(c)   21.73%(c)   8.89%(c)   3.32%(c)  (2.69)%(c)
                                                  ======        =======      =======     ======     ======     ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........   $2,667        $ 3,177      $11,316     $7,318     $6,552     $7,028
Ratio of operating expenses to average net
   assets without fee waivers and expenses
   reimbursed .................................     3.02%(d)       2.13%        1.76%      1.84%      1.83%      2.52%
Ratio of operating expenses to average net
   assets .....................................     1.47%(d)       1.47%        1.47%      1.47%      1.47%      1.47%
Ratio of net investment loss to average net
   assets .....................................    (0.50)%(d)     (0.79)%      (0.34)%    (1.08)%    (0.80)%    (1.20)%
Portfolio turnover rate .......................      182%           181%         161%        92%       175%       117%

----------
(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)  Annualized.

                        See Notes to Financial Statements

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                     SIX MONTHS
                                                        ENDED         YEAR           YEAR        YEAR       YEAR       YEAR
                                                       06/30/09       ENDED         ENDED        ENDED      ENDED      ENDED
                                                     (UNAUDITED)    12/31/08     12/31/07(a)   12/31/06   12/31/05   12/31/04
                                                     -----------   ----------   ------------   --------   --------   --------
Net asset value, beginning of period .............    $ 3.23       $   5.75      $  5.44       $ 5.23     $ 5.20     $ 4.67
                                                      ------       --------      -------       ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) .....................      0.02(b)        0.07(b)      0.09(b)      0.06(b)   (0.01)(b)  (0.02)
Net realized and unrealized gain (loss) ..........      0.00(c)       (2.59)        0.22         0.15       0.04       0.55
                                                      ------       --------      -------       ------     ------     ------
Total from investment operations .................      0.02          (2.52)        0.31         0.21       0.03       0.53
                                                      ------       --------      -------       ------     ------     ------
Net asset value, end of period ...................    $ 3.25       $   3.23      $  5.75       $ 5.44     $ 5.23     $ 5.20
                                                      ======       ========      =======       ======     ======     ======
TOTAL RETURN (d) .................................      0.62%(e)    (43.83)%(e)     5.70%(e)     4.02%(e)   0.58%(e)  11.35%
                                                      ======       ========      =======       ======     ======     ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .............    $7,597       $  4,708      $12,708       $5,734     $7,004     $9,803

Ratio of operating expenses to average net assets
   without fee waivers and expenses
   reimbursed ....................................      3.09%(f)       2.97%        1.92%        1.79%      1.69%      1.61%
Ratio of operating expenses to average net
   assets ........................................      1.37%(f)       1.37%        1.37%        1.37%      1.37%      1.37%
Ratio of net investment income (loss) to average
   net assets ....................................      1.26%(f)       1.40%        1.54%        1.14%     (0.16)%    (0.11)%
Portfolio turnover rate ..........................        90%           248%         130%          87%        92%       123%

----------
(a) Effective on or about November 19, 2007, the Portfolio changed its name from First Trust 10 Uncommon Values Portfolio to First Trust Target Focus Four Portfolio. The Portfolio's investment strategy was also changed. The performance figures provided reflect the Portfolio's performance both prior to and after the name change and the change in investment strategy.

(b) Per Membership Interest values have been calculated using the average share method.

(c)  Amount represents less than $0.01 per Membership Interest.

(d) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(e) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(f)  Annualized.

                        See Notes to Financial Statements

VALUE LINE(R) TARGET 25 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                  SIX MONTHS
                                                     ENDED        YEAR         YEAR         YEAR       YEAR         YEAR
                                                    06/30/09      ENDED        ENDED        ENDED      ENDED        ENDED
                                                  (UNAUDITED)   12/31/08     12/31/07     12/31/06   12/31/05     12/31/04
                                                  -----------   --------     --------     --------   --------     --------
Net asset value, beginning of period ..........   $  2.67       $  5.91       $  5.00      $  4.86    $  4.06     $  3.34
                                                  -------       -------       -------      -------    -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ..................     (0.01)(a)     (0.01)(a)     (0.02)(a)    (0.04)     (0.02)(a)   (0.04)(a)
Net realized and unrealized gain (loss) .......      0.02         (3.23)         0.93         0.18       0.82        0.76
                                                  -------       -------       -------      -------    -------     -------
Total from investment operations ..............      0.01         (3.24)         0.91         0.14       0.80        0.72
                                                  -------       -------       -------      -------    -------     -------
Net asset value, end of period ................   $  2.68       $  2.67       $  5.91      $  5.00    $  4.86     $  4.06
                                                  =======       =======       =======      =======    =======     =======
TOTAL RETURN (b) ..............................      0.37%(c)    (54.82)%(c)    18.20%        2.88%     19.70%(c)   21.56%
                                                  =======       =======       =======      =======    =======     =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........   $12,143       $15,186       $43,998      $43,776    $54,072     $21,765
Ratio of operating expenses to average net
   assets without fee waivers and expenses
   reimbursed .................................      1.82%(d)      1.51%         1.41%        1.41%      1.49%       2.28%
Ratio of operating expenses to average net
   assets .....................................      1.47%(d)      1.47%         1.41%        1.41%      1.47%       1.47%
Ratio of net investment loss to average net
   assets .....................................     (0.62)%(d)    (0.22)%       (0.37)%      (0.88)%    (0.45)%     (1.13)%
Portfolio turnover rate .......................       108%          142%          110%         124%        97%         87%

----------
(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)  Annualized.

                        See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2009 (UNAUDITED)

                               1. FUND DESCRIPTION

First Defined Portfolio Fund, LLC (the "Registrant") was organized as a Delaware limited liability company on January 8, 1999 under the laws of the State of Delaware. The Registrant is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company.

The Registrant offers eight managed investment Portfolios (each a "Portfolio," and collectively, the "Portfolios") as follows:

     Target Managed VIP Portfolio
     The Dow(R) DART 10 Portfolio
     The Dow(R) Target Dividend Portfolio
     Global Dividend Target 15 Portfolio
     S&P(R) Target 24 Portfolio
     NASDAQ(R) Target 15 Portfolio
     First Trust Target Focus Four Portfolio
     Value Line(R) Target 25 Portfolio

Under Delaware law, a limited liability company does not issue shares of stock. Instead, ownership rights are contained in Portfolio Membership Interests (each an "Interest," and collectively, the "Interests"). Each Interest represents an undivided interest in the net assets of the applicable Portfolio. Interests are not offered directly to the public. Interests are sold only to Prudential Annuities Life Assurance Corporation Variable Account B ("Account B"), a separate account of Prudential Annuities Life Assurance Corporation ("Prudential"), to fund the benefits of variable annuity policies (the "Policies") issued by Prudential. Account B is the sole member of the Registrant. Account B's variable annuity owners who have Policy values allocated to any of the Portfolios have indirect rights to the Interests.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of each Interest is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of a Portfolio (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of Interests outstanding.

Each Portfolio's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board of Trustees of the Registrant. A majority of each Portfolio's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Registrant's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value each Portfolio's securities and investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before each Portfolio values its assets, that could materially affect NAV, First Trust may use a fair value method to value each Portfolio's securities and investments. The use of fair value pricing by each Portfolio is governed by valuation procedures adopted by the Registrant's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is

                        FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2009 (UNAUDITED)

being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ and the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Registrant's Board of Trustees. All securities and other assets of the Portfolios initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standard No. 157, "Fair Value Measurements" ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs and valuation techniques used to measure fair value and changes in those techniques and related inputs during the period. FSP 157-4 expands the three-level hierarchy disclosure and the Level 3 roll-forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities".

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' investments as of June 30, 2009 is included within each Portfolio's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

C. FOREIGN CURRENCY:

The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in the "Net realized gain (loss) on foreign currency transactions" on the Statements of Operations. Unrealized depreciation of $6 from dividends receivable in foreign currencies is included in "Dividends receivable" on the Statement of Assets and Liabilities for the Global Dividend Target 15 Portfolio.

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2009 (UNAUDITED)

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Distributions from net investment income and net realized long-term and short-term capital gains of all Portfolios may be paid with such frequency (monthly or otherwise) as the Board of Trustees may determine from time to time. Currently all distributions paid by a Portfolio will be reinvested by the Portfolio.

E. INCOME TAXES:

The Registrant is a limited liability company with all of its Interests owned by a single entity (Account B). Accordingly, the Registrant is treated as part of the operations of Prudential and is not taxed separately. The Registrant intends to continue to comply with the provisions of Section 817(h) of the Internal Revenue Code, which impose certain diversification requirements upon variable contracts that are based on segregated asset accounts. Under current tax law, interest, dividend income, and capital gains of the Registrant are not currently taxable when left to accumulate within a variable annuity contract. As such, no federal or state income tax provision is required.

F. EXPENSES:

Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. General expenses of the Registrant with the exception of audit and printing fees, which are allocated evenly among the Portfolios, are generally allocated to all the Portfolios based upon the average net assets of each Portfolio.

The Registrant has entered into an Administrative Services Agreement (the "Agreement") with Prudential whereby Prudential provides certain Membership Interests servicing reasonably necessary for the operations of the Portfolios other than the management services provided by First Trust pursuant to the Investment Advisory and Management Agreement. As compensation for the services rendered under the Agreement, Prudential is paid fees at an annual rate of 0.30% of average daily net assets from the Portfolios. These fees are included in "Membership Interest servicing fees" on the Statements of Operations.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Portfolios pursuant to an Investment Advisory and Management Agreement. First Trust provides each Portfolio with discretionary investment services and certain administrative services necessary for the management of the Portfolios. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of each Portfolio's average daily net assets.

For the period September 30, 2004 through December 31, 2010, First Trust has contractually agreed to waive fees and reimburse expenses of the Portfolios to limit the total annual fund operating expenses (excluding brokerage expense and extraordinary expenses) to 1.37% for the First Trust Target Focus Four Portfolio and 1.47% for each of the other Portfolios' average daily net assets. First Trust has entered into an agreement with the Registrant that allows First Trust to recover from the Portfolios any fees waived or expenses reimbursed during the three year period after the date of the waiver or reimbursement. However, First Trust's ability to recover such amounts is limited to the extent that it would not exceed the amount waived or reimbursed during such period. To the extent that the actual expense ratio of a particular Portfolio is less than such Portfolio's applicable expense cap, First Trust may recover a portion of the previously waived or reimbursed amount equal to the amount that the expense cap exceeds the actual expense ratio. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations. The fees recovered, fees waived and expenses reimbursed by First Trust for the six months ended June 30, 2009, are as follows:

                                                                                     EXPENSES BORNE BY
                                                 FEES                    EXPENSES    ADVISOR SUBJECT TO
                                              RECOVERED   FEES WAIVED   REIMBURSED      REIMBURSEMENT
                                              ---------   -----------   ----------   ------------------
Target Managed VIP Portfolio ..............      $--        $37,902       $    --         $ 68,886
The Dow(R) Dart 10 Portfolio ..............       --         15,646         3,387           71,167
The Dow(R) Target Dividend Portfolio ......       --         20,884            --           21,064
Global Dividend Target 15 Portfolio .......       --         30,733            --           83,920
S&P(R) Target 24 Portfolio ................       --         18,855         4,063           87,322
NASDAQ(R) Target 15 Portfolio .............       --          8,236        13,071          112,988
First Trust Target Focus Four Portfolio ...       --         15,551        28,958          246,964
Value Line(R) Target 25 Portfolio .........       --         23,465            --           36,042

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2009 (UNAUDITED)

PNC Global Investment Servicing (U.S.) Inc., an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Registrant's Administrator, Fund Accountant and Transfer Agent in accordance with certain fee arrangements.

PFPC Trust Company, also an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the custodian to the Portfolios.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust in the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, the Lead Independent Trustee is paid $10,000 annually, the Audit Committee Chairman is paid $5,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee are paid $2,500 annually to serve in such capacities, with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms ending December 31, 2009, before rotating to serve as a chairman of another committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the Registrant for serving in such capacities.

                              4. DISTRIBUTION PLAN

The Registrant, on behalf of each Portfolio, has adopted a 12b-1 Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Interests of each of the Portfolios will be subject to an annual service fee.

First Trust Portfolios L.P. ("FTP") serves as the selling agent and distributor of Interests of the Portfolios. In this capacity, FTP manages the offering of the Portfolios' Interests and is responsible for all sales and promotional activities. The Plan reimburses FTP for its costs in connection with these activities. FTP also uses the service fee to compensate Prudential for providing account services to policy owners. These services include establishing and maintaining policy owner accounts, answering inquiries, and providing personal services to policy owners. Each Portfolio may spend up to 0.25% per year of the average daily net assets of its Interests as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate FTP for expenses incurred in connection with the sales and distribution of a Portfolio's Interests including, without limitation, expenses of preparing, printing and distributing prospectuses to persons other than Interest holders or policy owners, as well as compensating its sales force, printing and distributing advertising and sales literature and reports to Interest holders and policy owners used in connection with the sale of a Portfolio's Interests, certain other expenses associated with the distribution of the Portfolios, and any distribution-related expenses that may be authorized by the Registrant's Board of Trustees.

During the six months ended June 30, 2009, all service fees received by FTP were paid to Prudential, with no portion of such fees retained by FTP. The Plan may be renewed from year to year if approved by a vote of the Registrant's Board of Trustees and a vote of the Independent Trustees, who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for the purpose of voting on the Plan.

                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, excluding U.S. government and short-term investments, for the six months ended June 30, 2009, was as follows:

                                              PURCHASES       SALES
                                             -----------   -----------
Target Managed VIP Portfolio .............   $28,500,325   $31,857,281
The Dow(R) DART 10 Portfolio .............     5,288,071     6,303,810
The Dow(R) Target Dividend Portfolio .....    16,446,655    16,901,414
Global Dividend Target 15 Portfolio ......    25,812,568    27,963,005
S&P(R) Target 24 Portfolio ...............     8,210,658     9,144,519
NASDAQ(R) Target 15 Portfolio ............     4,932,239     5,415,849
First Trust Target Focus Four Portfolio ..     7,304,410     4,637,657
Value Line(R) Target 25 Portfolio ........    14,549,910    18,224,075

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2009 (UNAUDITED)

                             6. MEMBERSHIP INTERESTS

The Registrant has authorized an unlimited number of Interests without par value of one or more series.

                               7. INDEMNIFICATION

The Registrant has a variety of indemnification obligations under contracts with its service providers. The Registrant's maximum exposure under these arrangements is unknown. However, the Registrant has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             8. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Portfolios. For additional information about the risks associated with investing in the Portfolios, please see the Portfolios' prospectus and statement of additional information, as well as other regulatory filings.

MARKET RISK: The principal risk of investing in the Portfolios is market risk. Market risk is the risk that a particular stock in a Portfolio, the Portfolio itself or stocks in general may fall in value. In 2008 and early 2009, securities markets were significantly negatively affected by the financial crises that initially resulted from the downturn in the subprime mortgage market in the U.S. The impact of the financial crises on securities markets has proven to be significant and may be long lasting and may have a substantial impact on the value of the Portfolios. As with any mutual fund investment, loss of money is a risk of investing. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-U.S. SECURITIES INVESTMENT RISK: The Portfolios may invest in non-U.S. securities. Investing in securities of non-U.S. companies and non-U.S. governments involves special risks and considerations not typically associated with investing in the securities of U.S. companies and the U.S. government. These risks include re-valuation of currencies and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many non-U.S. companies and non-U.S. governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

NON-DIVERSIFICATION RISK: Each Portfolio is classified as "non-diversified" and is limited as to the percentage of its assets which may be invested in securities of any one issuer only by its own investment restrictions and diversification requirements. A Portfolio may therefore invest a relatively high percentage of its assets in a limited number of issuers. This does expose each Portfolio to greater market fluctuations than is experienced by a diversified fund. Each Portfolio is more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

INVESTMENT STRATEGY RISK: Each Portfolio is also exposed to additional market risk due to its policy of investing in accordance with an investment strategy. As a result of this policy, securities held by the Portfolios will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Each Portfolio's relative lack of diversification, possible concentration in a particular industry and passive management style may subject investors to greater market risk than other mutual funds.

SMALL CAP COMPANY RISK: The Target Managed VIP Portfolio and Value Line(R) Target 25 Portfolio invest in small cap stocks, which presents additional risk. Small cap stocks are more vulnerable to market conditions, less liquid and generally experience greater price volatility than stocks of larger capitalization companies.

FINANCIALS SECTOR RISK: The Portfolios may invest in securities of companies in the financial sector. The downturn in the U.S. and world economies has adversely affected banks, thrifts, credit and capital markets, companies involved in the insurance industry and other companies in the financial sectors.

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2009 (UNAUDITED)

                               9. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Portfolios through August 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

ADDITIONAL INFORMATION

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2009 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Registrant uses to determine how to vote proxies and information on how each Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Registrant's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Registrant's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and
(4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

The Board of Trustees of First Defined Portfolio Fund, LLC (the "Registrant"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory and Management Agreement (the "Advisory Agreement") between the Registrant, on behalf of eight Portfolios of the Registrant (each a "Portfolio" and collectively, the "Portfolios"), and First Trust Advisors L.P. (the "Advisor") at a meeting held on March 1-2, 2009. The Board determined that the terms of the Advisory Agreement are fair and reasonable and that the Advisory Agreement continues to be in the best interests of the Registrant and each Portfolio.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Advisory Agreement for each Portfolio, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by the Advisor to each Portfolio (including the relevant personnel responsible for these services and their experience); the advisory fees for each Portfolio as compared to fees charged by investment advisors to comparable funds and as compared to fees charged to other clients of the Advisor; expenses of each Portfolio as compared to expense ratios of comparable funds; the nature of expenses incurred in providing services to each Portfolio and the potential for economies of scale, if any; financial data on the Advisor; any fall out benefits to the Advisor; and information on the Advisor's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Registrant and the Advisor is a reasonable business arrangement from each Portfolio's perspective as well as from the perspective of its interest holders.

In reviewing the Advisory Agreement, the Board considered the nature, quality and extent of services provided by the Advisor to each Portfolio under the Advisory Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Registrant and each Portfolio. The Board considered the compliance program that had been developed by the Advisor and noted the enhancements made by the Advisor to the compliance program in 2008. In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services provided to the Registrant and each Portfolio by the Advisor under the Advisory Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Portfolio consistent with its investment objective and policies.

The Board considered the advisory fees paid by each Portfolio under the Advisory Agreement, noting that the annual fees for each Portfolio are 0.60% of average daily net assets. The Board considered that the Advisor agreed to waive fees and reimburse expenses of each Portfolio through December 31, 2010 in order to prevent total annual operating expenses (excluding extraordinary expenses and brokerage fees) from exceeding 1.47% of average daily net assets (1.37% for the First Trust Target Focus Four Portfolio). The Board noted that the Advisor may seek restitution from each Portfolio for fees waived and reimbursed through December 31, 2010; however, such restitution is limited to the extent that it would not cause a Portfolio to exceed its current expense limitations. The Board also considered

                       FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2009 (UNAUDITED)

the advisory fees paid to the Advisor by similar funds, and noted that the Advisor does not provide advisory services to institutional clients that have investment objectives and policies similar to the Portfolios', other than to registered investment companies. The Board noted that the Advisor does provide retail separate managed account investment advisory services to a variety of accounts that have investment objectives and policies similar to the Portfolios' and noted the Advisor's standard fee for such services. In addition, the Board received data prepared by Lipper Inc. ("Lipper"), an independent source, showing the management fees and expense ratios of each Portfolio as compared to the management fees and expense ratios of a peer group selected by Lipper. The Board discussed with representatives of the Advisor the limitations of each peer group, including that (i) pure index funds were included in many of the peer groups; (ii) many peer funds had a different Lipper Investment Classification/Objective relative to the corresponding Portfolio; (iii) three peer funds were used in multiple peer groups and had a considerable impact on the comparisons; and (iv) many of the peer funds are substantially larger than the Portfolios. The Board reviewed the Lipper materials, but based on its discussions with the Advisor, the Board determined that the Lipper data was of limited value for purposes of its consideration of the renewal of the Advisory Agreement.

The Board also considered performance information for each Portfolio, noting that, similar to almost all other funds, each Portfolio's performance was impacted by the severe market downturn in 2008. The Board noted that the performance information included each Portfolio's quarterly performance report, which is part of the process that the Board has established for monitoring each Portfolio's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing each Portfolio's performance. In addition to the Board's ongoing review of performance, the Board also received data prepared by Lipper comparing each Portfolio's performance to the peer group selected by Lipper, as well as to a broader peer universe and to a benchmark. The Board reviewed the Lipper materials, but for similar reasons to those described above, the Board determined that the performance data provided by Lipper was of limited value. In addition, because each Portfolio is non-diversified and generally invests in a relatively small number of issuers, the Board considered the difficulties of comparing each Portfolio to a broad peer universe. The Board also noted the differences between each Portfolio and its benchmark index. The Board noted that changes in the Portfolios' benchmarks and investment policies over the years affected the utility of comparisons with peer universe and benchmark performance and noted that each Portfolio's investment results were consistent with its investment objective. Based on the information provided and the Board's ongoing review of each Portfolio's performance, and taking into account the historic market events of 2008, the Board concluded that each Portfolio's performance was reasonable.

On the basis of all the information provided on the fees, expenses and performance of each Portfolio, the Board concluded that the advisory fees for each Portfolio were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor to each Portfolio under the Advisory Agreement.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and had noted that the advisory fee is not structured to pass the benefits of any economies of scale on to the shareholders as each Portfolio's assets grow. The Board concluded that the advisory fee for each Portfolio reflects an appropriate level of sharing of any economies of scale. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment manager to variable annuity products for the twelve months ended December 31, 2008, as set forth in the materials provided to the Board. The Board noted the inherent limitations in the profitability analysis, and concluded that the Advisor's profitability appeared to be not excessive in light of the services provided to the Registrant and each Portfolio. In addition, the Board considered and discussed any ancillary benefits derived by the Advisor from its relationship with the Registrant and the Portfolios and noted that the typical fall out benefits to the Advisor such as soft dollars are not present. The Board concluded that any other fall out benefits received by the Advisor or its affiliates would appear to be limited.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Advisory Agreement continue to be fair and reasonable and that the continuation of the Advisory Agreement is in the best interests of the Registrant and each Portfolio. No single factor was determinative in the Board's analysis.

                             LICENSING INFORMATION

"Dow Jones Industrial Average(SM)," "DJIA(SM)," "The Dow Jones U.S. Select Dividend Index(SM)," "Dow Industrials(SM)," "The Dow(R)," "Dow 30(SM)," and "The Dow 10(SM)" are service marks or registered trademarks, as applicable, of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust on behalf of the Registrant. None of the Portfolios, including, and in

                        FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2009 (UNAUDITED)

particular, Target Managed VIP Portfolio, The Dow(R) Target Dividend Portfolio, The Dow(R) DART 10 Portfolio and the First Trust Target Focus Four Portfolio, are endorsed, sold, or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such products.

"The NASDAQ-100(R)", "NASDAQ-100 Index(R)", "NASDAQ Stock Market(R)" and "NASDAQ(R)" are registered trademarks of The Nasdaq Stock Market, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by First Trust on behalf of the Registrant. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio have not been passed on by the Corporations as to their legality or suitability. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE REGISTRANT.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", "500"
"S&P MidCap 400", "Standard & Poor's MidCap 400", "S&P SmallCap 600" and "Standard & Poor's SmallCap 600" are trademarks of The McGraw Hill Companies, Inc. and have been licensed for use by First Trust on behalf of the Registrant. The S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio or the First Trust Target Focus Four Portfolio. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations on behalf of Standard & Poor's.

"Value Line(R)", "The Value Line Investment Survey," and "Value Line Timeliness(TM) Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust on behalf of the Registrant. The Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("VALUE LINE"). Value Line makes no representation regarding the advisability of investing in the Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio or the First Trust Target Focus Four Portfolio.

"NYSE(R)" and "NYSE International 100 Index(R)" are registered trademarks of NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust. The First Trust Target Focus Four Portfolio, based in part on the NYSE International 100 Index(R), is not sponsored, endorsed, sold or promoted by NYSE Group, Inc. or any of its affiliates, and NYSE Group, Inc. and its affiliates make no representation regarding the advisability of investing in such product. NYSE Group, Inc. has no relationship to the First Trust Target Focus Four Portfolio or First Trust other than the licensing of NYSE International 100 Index(R) and its registered trademarks for use in connection with the First Trust Target Focus Four Portfolio.

                      This Page Left Blank Intentionally.

                      This Page Left Blank Intentionally.

(FIRST TRUST LOGO)

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) First Defined Portfolio Fund, LLC


By (Signature and Title)* /s/ James A. Bowen
                          --------------------------------------
                          James A. Bowen, Chairman of the Board,
                          President and Chief Executive Officer
                          (principal executive officer)

Date August 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ James A. Bowen
                          --------------------------------------
                          James A. Bowen, Chairman of the Board,
                          President and Chief Executive Officer
                          (principal executive officer)

Date August 24, 2009


By (Signature and Title)* /s/ Mark R. Bradley
                          ---------------------------------------
                          Mark R. Bradley, Treasurer, Controller,
                          Chief Financial Officer and
                          Chief Accounting Officer
                          (principal financial officer)

Date August 24, 2009

* Print the name and title of each signing officer under his or her signature.